         As filed with the Securities and Exchange
              Commission on October 27, 2000

                                           File Nos. 2-61564
                                                    811-2835

            SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM N-1A
  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

              Pre-Effective Amendment No.
              Post-Effective Amendment No. 35              X
                           and/or
        REGISTRATION STATEMENT UNDER THE INVESTMENT
                    COMPANY ACT OF l940

                        Amendment No. 33                  X

                 ALLIANCE CAPITAL RESERVES
    (Exact Name of Registrant as Specified in Charter)
 1345 Avenue of the Americas, New York, New York     10105
       (Address of Principal Executive Office)    (Zip Code)

Registrant's Telephone Number, including Area Code:(800)
221-5672


                   EDMUND P. BERGAN, JR.
             Alliance Capital Management L.P.
                1345 Avenue of the Americas
                 New York, New York 10105
          (Name and address of agent for service)

               Copies of communications to:
                 Thomas G. MacDonald, Esq.
                    Seward & Kissel LLP
                  One Battery Park Plaza
                 New York, New York 10004

It is proposed that this filing will become effective (Check appropriate line)

          immediately upon filing pursuant to paragraph (b)
      X   on November 1, 2000 pursuant to paragraph (b)
          60 days after filing pursuant to paragraph (a)(1)
          on (date) pursuant to paragraph (a)(1)
          75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule
485.

If appropriate, check the following box:

    _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

For more information about the Fund, the following documents are available upon request:

o Annual/Semi-Annual Reports to Shareholders

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments.

o Statement of Additional Information (SAI)

The Fund has an SAI, which contains more detailed information about the Fund, including its operations and investment policies. The Fund's SAI is incorporated by reference into (and is legally part of) this Prospectus.

You may request a free copy of a current annual/semi-annual report or the SAI, or make inquiries concerning the Fund, by contacting your broker or other financial intermediary, or by contacting Alliance:

By mail:    c/o Alliance Fund Services, Inc.
            P.O. Box 1520
            Secaucus, New Jersey 07096

By phone:   For Information and Literature:
            (800) 824-1916

Or you may view or obtain these documents from the Secur ities and Exchange
Commission:

o Call the Commission at 1-202-942-8090 for information on the operation of the Public Reference Room.

o Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov

o Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Wash. DC 20549-0102

On the Internet: www.sec.gov

You may also find more information about Alliance and the Fund on the Internet at: www.Alliancecapital.com

--------------------------------------------------
Table of Contents
-----------------
RISK/RETURN SUMMARY ...........................  2
FEES AND EXPENSES OF THE FUND .................  3
OTHER INFORMATION ABOUT THE FUND'S
OBJECTIVES, STRATEGIES, AND RISKS .............  3
   Investment Objectives and Strategies .......  3
   Risk Considerations ........................  4
MANAGEMENT OF THE FUND ........................  4
PURCHASE AND SALE OF SHARES ...................  5
   How The Fund Values Its Shares .............  5
   How To Buy Shares ..........................  5
   How To Sell Shares .........................  5
   Other ......................................  5
DIVIDENDS, DISTRIBUTIONS, AND TAXES ...........  6
DISTRIBUTION ARRANGEMENTS .....................  6
GENERAL INFORMATION ...........................  6
FINANCIAL HIGHLIGHTS ..........................  7
--------------------------------------------------

                                                               File No. 811-2835
                                                                      ACRPRO1100





--------------------------------------------------------------------------------

Alliance
Capital
Reserves

--------------------------------------------------------------------------------

Prospectus
November 1, 2000

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

      The Fund's investment adviser is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

--------------------------------------------------------------------------------
                               RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

      The following is a summary of certain key information about the Fund. You will find additional information about the Fund, including a detailed description of the risks of an investment in the Fund, after this summary.

      Objectives: The investment objectives of the Fund are--in the following order of priority--safety of principal, excellent liquidity, and maximum current income to the extent consistent with the first two objectives.

      Principal Investment Strategy: The Fund is a "money market fund" that seeks to maintain a stable net asset value of $1.00 per share. The Fund pursues its objectives by investing in a portfolio of high-quality, U.S.
dollar-denominated money market securities.

      Principal Risks: The principal risks of investing in the Fund are:

      o Interest Rate Risk. This is the risk that changes in interest rates will adversely affect the yield or value of the Fund's investments in debt securities.

      o Credit Risk. This is the risk that the issuer or guarantor of a debt security will be unable or unwilling to make timely interest or principal payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk includes the possibility that any of the Fund's investments will have its credit ratings downgraded.

      Another important thing for you to note:

      An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE AND BAR CHART INFORMATION

      The performance table shows the Fund's average annual total returns and the bar chart shows the Fund's annual total returns. The table and the bar chart provide an indication of the historical risk of an investment in the Fund by showing:

      o the Fund's average annual total returns for one, five, and 10 years; and

      o changes in the Fund's performance from year to year over 10 years.

      The Fund's past performance does not necessarily indicate how it will perform in the future.

      You may obtain current seven-day yield information for the Fund by calling
(800) 221-9513 or your financial intermediary.

                                PERFORMANCE TABLE

                    1 Year         5 Years       10 Years
--------------------------------------------------------------------------------
                     4.40%          4.72%          4.60%
--------------------------------------------------------------------------------

                                    BAR CHART

   [The following table was depicted as a bar chart in the printed material.]

  7.70%   5.62%   3.34%   2.46%   3.33%   5.14%   4.58%   4.77%   4.71%   4.40%

   90      91      92      93      94      95      96      97      98      99

                                                               Calendar Year End

      Through 9/30/00, the year to date unannualized return for the Fund was 4.11%. During the period shown in the bar chart, the highest return for a quarter was 1.89% (quarter ending March 31, 1990) and the lowest return for a quarter was 0.60% (quarter ending September 30, 1993).

--------------------------------------------------------------------------------
                          FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) and Example

The example is to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% return each year, the Fund's operating expenses stay the same, and all dividends and distributions are reinvested. Your actual costs may be higher or lower.

          ANNUAL FUND OPERATING EXPENSES                   EXAMPLE
     --------------------------------------       --------------------------
     Management Fees...............   .46%        1 Year............    $102
     Distribution (12b-1) Fees.....   .25%        3 Years...........    $318
     Other Expenses................   .29%        5 Years...........    $552
                                     ----         10 Years..........  $1,225
     Total Operating Expenses......  1.00%

--------------------------------------------------------------------------------
      OTHER INFORMATION ABOUT THE FUND'S OBJECTIVES, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

      This section of the Prospectus provides a more complete description of the investment objectives and principal strategies and risks of the Fund.

      Please note:

      o Additional descriptions of the Fund's strategies and investments, as well as other strategies and investments not described below, may be found in the Fund's Statement of Additional Information or SAI.

      o There can be no assurance that the Fund will achieve its investment objectives.

Investment Objectives and Strategies

      As a money market fund, the Fund must meet the requirements of Securities and Exchange Commission Rule 2a-7. The Rule imposes strict requirements on the investment quality, maturity and diversification of the Fund's investments. Under that Rule, the Fund's investments must each have a remaining maturity of no more than 397 days and the Fund must maintain an average weighted maturity that does not exceed 90 days.

      The Fund's investments may include:

      o marketable obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities;

      o certificates of deposit, bankers' acceptances, and interest-bearing savings deposits that are issued or guaranteed by (i) banks or savings and loan associations that are members of the Federal Deposit Insurance Corporation and have total assets of more than $1 billion, or (ii) foreign branches of U.S. banks and U.S. branches of foreign banks that have total assets of more than $1 billion (or, if not rated, determined by Alliance to be of comparable quality);

      o high-quality commercial paper (or, if not rated, determined by Alliance to be of comparable quality) issued by U.S. or foreign companies and participation interests in loans made to companies that issue such commercial paper;

      o adjustable rate obligations;

      o asset-backed securities;

      o restricted securities (i.e., securities subject to legal or contractual restrictions on resale); and

      o repurchase agreements that are fully collateralized.

      The Fund does not invest more than 25% of its assets in securities of issuers whose principal business activities are in the same industry. This limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, or to bank obligations, including certificates of deposit, bankers' acceptances, and interest bearing savings deposits, issued by U.S. banks (including their foreign branches) and U.S. branches of foreign banks subject to the same regulation as U.S. banks. For the purposes of this investment policy, neither all financial companies as a group nor all utility companies as a group are considered a single industry.

Risk Considerations

      The Fund's principal risks are interest rate risk and credit risk. Because the Fund invests in short-term securities, a decline in interest rates will affect the Fund's yields as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Fund invests in securities with short maturities and seeks to maintain a stable net asset value of $1.00 per share, it is possible, though unlikely, that an increase in interest rates would change the value of your investment.

      Credit risk is the possibility that a security's credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Fund invests in highly-rated securities to minimize credit risk.

      The Fund may invest up to 10% of its net assets in illiquid securities, including illiquid restricted securities. Investments in illiquid securities may be subject to liquidity risk, which is the risk that, under certain circumstances, particular investments may be difficult to sell at an advantageous price. Illiquid restricted securities also are subject to the risk that the Fund may be unable to sell the security due to legal or contractual restrictions on resale.

      The Fund's investments in U.S. dollar-denominated obligations (or credit and liquidity enhancements) of foreign branches of U.S. banks, U.S. branches of foreign banks, and commercial paper of foreign companies may be subject to foreign risk. Foreign securities issuers are usually not subject to the same degree of regula tion as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases, significantly from U.S. standards. Foreign risk includes nationalization, expropriation, or confiscatory taxation, political changes or diplomatic developments that could adversely affect a Fund's investments.

      The Fund also is subject to management risk because it is an actively managed portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended result.

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

      The Fund's investment adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105. Alliance is a leading international investment adviser managing client accounts with assets as of June 30, 2000 totaling more than $388 billion (of which more than $185 billion represented assets of investment companies). As of June 30, 2000, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 29 of the nation's FORTUNE 100 companies), for public employee retirement funds in 33 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 52 registered investment companies managed by Alliance, comprising 122 separate investment portfolios, currently have more than 6.1 million shareholder accounts.

      Alliance provides investment advisory services and order placement facilities for the Fund. For the fiscal year ended June 30, 2000, the Fund paid Alliance .46% as a percentage of average daily net assets.

      Pursuant to the Advisory Agreement, unless changed by a vote of the Fund's shareholders, the Adviser will reimburse the Fund to the extent that the Fund's aggregate operating expenses exceed 1% of its average daily net assets for any fiscal year.

      Alliance makes significant payments from its own resources, which include the management fees paid by the Fund, to compensate your broker-dealer, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise promote the sale of Fund shares, including paying for the preparation, printing, and distribution of prospectuses and sales literature or other promotional activities.

--------------------------------------------------------------------------------
                           PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------

How The Fund Values Its Shares

      The Fund's net asset value, or NAV, which is the price at which shares of the Fund are sold and redeemed, is expected to be constant at $1.00 per share, although this price is not guaranteed. The NAV is calculated at 12:00 Noon and 4:00 p.m., Eastern time, on each Fund business day (i.e., each weekday exclusive of days the New York Stock Exchange or the banks in Massachusetts are closed).

      To calculate NAV, the Fund's assets are valued and totaled, liabilities subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Fund values its securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

How To Buy Shares

      o Initial Investment

      You may purchase the Fund's shares by instructing your Account Executive to invest in the Fund in connection with your brokerage account.

      You also may purchase the Fund's shares directly from Alliance Fund Services, Inc., or AFS. To obtain an Application Form, please telephone AFS toll-free at (800) 237-5822. In addition, you may obtain information about the Application Form, purchasing shares, or other Fund procedures by calling this number.

      Minimum Investment Amounts

      o Initial                      $1,000
      o Subsequent                     $100
      o Minimum Maintenance Amount     $500

      These minimums do not apply to shareholder ac counts maintained through financial intermediaries, which may maintain their own minimums.

      o Subsequent Investments

      By Check:

      Mail or deliver your check or negotiable draft made payable to your brokerage firm to your Account Executive, who will deposit it into the Fund. Please indicate your brokerage account number.

      By Sweep:

      Your brokerage firm may offer an automatic "sweep" for the Fund in the operation of brokerage cash accounts for its customers. Contact your Account Executive to determine if a sweep is available and what the sweep requirements are.

How To Sell Shares

      You may "redeem" your shares (i.e., sell your shares) on any Fund business day by contacting your Account Executive. If you do not maintain your shares through a financial intermediary and recently purchased shares by check or electronic funds transfer, you cannot redeem your investment until the Fund is reasonably satisfied the check or electronic funds transfer has cleared (which may take up to 15 days).

      You also may redeem your shares:

      o By Sweep:

      If your brokerage firm offers an automatic sweep arrangement, the sweep will automatically transfer from your Fund account sufficient amounts to cover a debit balance that occurs in your brokerage account for any reason.

      o By Checkwriting:

      With this service, you may write checks made payable to any payee. First, you must fill out a signature card, which you may obtain from your Account Executive. There is a charge for check reorders. The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented for payment. You cannot write checks for more than the principal balance (not including any accrued dividends) in your account.

Other

      The Fund has two transaction times each Fund business day, 12:00 Noon and 4:00 p.m., Eastern time. Investments receive the full dividend for a day if Federal funds or bank wire monies are received by State Street Bank before 4:00 p.m., Eastern time, on that day.

      Redemption proceeds are normally wired the same business day if a redemption request is received prior to 12:00 p.m., Eastern time. Redemption proceeds are wired or mailed the same day or the next business day, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions. Shares do not earn dividends on the day a redemption is effected.

      The Fund offers a variety of shareholder services. For more information about these services, telephone AFS at (800) 221-5672.

      A transaction, service, administrative or other similar fee may be charged by your financial broker-dealer, agent, financial representative or other financial intermediary with respect to the purchase, sale or exchange of shares made through these financial intermediaries. These financial intermediaries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Fund.

--------------------------------------------------------------------------------
                       DIVIDENDS, DISTRIBUTIONS, AND TAXES
--------------------------------------------------------------------------------

      The Fund's net income is calculated at 4:00 p.m., Eastern time, each business day and paid as dividends to shareholders. The dividends are automatically invested in additional shares in your account. These additional shares are entitled to dividends on following days resulting in compounding growth of income. The Fund expects that its distributions will primarily consist of net income, or, if any, short-term capital gains as opposed to long-term capital gains. For Federal income tax purposes, the Fund's dividend distributions of net income (or short-term capital gains) will be taxable to you as ordinary income. Any long-term capital gains distributions may be taxable to you as long-term capital gains. The Fund's distributions also may be subject to certain state and local taxes.

      Each year shortly after December 31, the Fund will send you tax information stating the amount and type of all of its distributions for the year.

--------------------------------------------------------------------------------
                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

      The Fund has adopted a plan under Securities and Exchange Commission Rule 12b-1 that allows it to pay asset-based sales charges or distribution and service fees in connection with the distribution of its shares. The amount of these fees is .25% as a percentage of aggregate average daily net assets. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees.

--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------

      During drastic economic or market developments, you might have difficulty in reaching AFS by telephone, in which event you should issue written instructions to AFS. AFS is not responsible for the authenticity of telephone requests to purchase or sell shares. AFS will employ reasonable procedures to verify that telephone requests are genuine and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial information for a single Fund share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming investment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants, for the fiscal year ended June 30, 2000 and by other independent accountants for years prior to June 30, 2000. The report of PricewaterhouseCoopers LLP, along with the Fund's financial statements, appears in the Fund's Annual Report, which is available upon request.

                                                                             Year Ended June 30
                                                         ==========================================================
                                                           2000         1999          1998        1997        1996
                                                         =======       =======       ======      ======      ======
Net asset value, beginning of period ...............     $  1.00       $  1.00       $ 1.00      $ 1.00      $ 1.00
                                                         -------       -------       ------      ------      ------
Income from Investment Operations
Net investment income ..............................        .049          .043         .047        .045        .047
                                                         -------       -------       ------      ------      ------
Less: Dividends
Dividends from net investment income ...............       (.049)        (.043)       (.047)      (.045)      (.047)
                                                         -------       -------       ------      ------      ------
Net asset value, end of period .....................     $  1.00       $  1.00       $ 1.00      $ 1.00      $ 1.00
                                                         =======       =======       ======      ======      ======
Total Return
Total investment return based on net asset value (a)        4.97%         4.40%        4.83%       4.63%       4.82%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............     $10,182       $10,278       $8,015      $5,733      $4,804
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .....        1.00%          .99%        1.00%       1.00%       1.00%
   Expenses, before waivers and reimbursements .....        1.00%          .99%        1.00%       1.00%       1.00%
   Net investment income ...........................        4.88%         4.29%        4.71%       4.53%       4.69%

--------------------------------------------------------------------------------

(a) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

                     (This page left intentionally blank.)

For more information about the Fund, the following documents are available upon request:

o Annual/Semi-Annual Reports to Shareholders

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments.

o Statement of Additional Information (SAI)

The Fund has an SAI, which contains more detailed information about the Fund, including its operations and investment policies. The Fund's SAI is incorporated by reference into (and is legally part of) this Prospectus.

You may request a free copy of a current annual/semi-annual report or the SAI, or make inquiries concerning the Fund, by contacting your broker or other financial intermediary, or by contacting Alliance:

By mail: c/o Alliance Fund Services, Inc.
         P.O. Box 1520
         Secaucus, New Jersey 07096

By phone: For Information and Literature: (800) 824-1916

Or you may view or obtain these documents from the Securities and Exchange
Commission:

o Call the Commission at 1-202-942-8090 for information on the operation of the Public Reference Room.

o Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov

o Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Wash. DC 20549-0102

On the Internet: www.sec.gov

You may also find more information about Alliance and the Fund on the Internet at: www.Alliancecapital.com

--------------------------------------------------------------------------------

Table of Contents
-----------------

RISK/RETURN SUMMARY ........................................................   2
FEES AND EXPENSES OF THE FUND ..............................................   3
OTHER INFORMATION ABOUT THE FUND'S
OBJECTIVES, STRATEGIES, AND RISKS ..........................................   3
   Investment Objectives and Strategies ....................................   3
   Risk Considerations .....................................................   4
MANAGEMENT OF THE FUND .....................................................   4
PURCHASE AND SALE OF SHARES ................................................   5
   How The Fund Values Its Shares ..........................................   5
   How To Buy Shares .......................................................   5
   How To Sell Shares ......................................................   5
   Other ...................................................................   6
DIVIDENDS, DISTRIBUTIONS, AND TAXES ........................................   6
DISTRIBUTION ARRANGEMENTS ..................................................   6
GENERAL INFORMATION ........................................................   6
FINANCIAL HIGHLIGHTS .......................................................   7

--------------------------------------------------------------------------------

                                                               File No. 811-2835
                                                                      AMRPRO1100





--------------------------------------------------------------------------------
Alliance
Money
Reserves
--------------------------------------------------------------------------------

Prospectus
November 1, 2000

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

      The Fund's investment adviser is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

--------------------------------------------------------------------------------
                               RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

      The following is a summary of certain key information about the Fund. You will find additional information about the Fund, including a detailed description of the risks of an investment in the Fund, after this summary.

      Objectives: The Fund's investment objective is maximum current income to the extent consistent with safety of principal and liquidity.

      Principal Investment Strategy: The Fund is a "money market fund" that seeks to maintain a stable net asset value of $1.00 per share. The Fund pursues its objectives by investing in a portfolio of high-quality, U.S.
dollar-denominated money market securities.

      Principal Risks: The principal risks of investing in the Fund are:

      o Interest Rate Risk. This is the risk that changes in interest rates will adversely affect the yield or value of the Fund's investments in debt securities.

      o Credit Risk. This is the risk that the issuer or guarantor of a debt security will be unable or unwilling to make timely interest or principal payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk includes the possibility that any of the Fund's investments will have its credit ratings downgraded.

      Another important thing for you to note:

      An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE AND BAR CHART INFORMATION

      The performance table shows the Fund's average annual total returns and the bar chart shows the Fund's annual total returns. The table and the bar chart provide an indication of the historical risk of an investment in the Fund by showing:

      o the Fund's average annual total returns for one, five and ten years; and

      o changes in the Fund's performance from year to year over 10 years.

      The Fund's past performance does not necessarily indicate how it will perform in the future.

      You may obtain current seven-day yield information for the Fund by calling
(800) 221-9513 or your financial intermediary.

                                PERFORMANCE TABLE

                                       1 Year          5 Year         10 Years
--------------------------------------------------------------------------------
                                        4.39%           4.72%           4.62%
--------------------------------------------------------------------------------

                                    BAR CHART

                               [GRAPHIC OMITTED]

 [The following table was represented as a bar chart in the printed material.]

  90      91      92      93      94      95      96      97      98      99
--------------------------------------------------------------------------------
7.97%   5.66%   3.32%   2.46%   3.26%   5.14%   4.59%   4.77%   4.71%   4.39%

                                                               Calendar Year End

      Through 9/30/00, the year to date unannualized return for the Fund was 4.12%. During the period shown in the bar chart, the highest return for a quarter was 1.91% (quarter ending March 31, 1990) and the lowest return for a quarter was 0.59% (quarter ending September 30, 1993).

--------------------------------------------------------------------------------
                          FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) and Example

The example is to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% return each year, the Fund's operating expenses stay the same, and all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                          ANNUAL FUND OPERATING EXPENSES
================================================================================

Management Fees .......................................................    .50%
Distribution (12b-1) Fees .............................................    .25%
Other Expenses ........................................................    .26%
                                                                          ----
Total Operating Expenses ..............................................   1.01%
Waiver and/or Expense Reimbursement* ..................................   (.01)%
                                                                          ----
Net Expenses ..........................................................   1.00%

                                    EXAMPLE*
================================================================================

1 Year ................................................................   $  102
3 Years ...............................................................   $  318
5 Years ...............................................................   $  552
10 Years ..............................................................   $1,225

----------
* Reflects Alliance's contractual waiver (which continues from year to year unless changed by vote of the Fund's shareholders) of a portion of its advisory fee and/or reimbursement of a portion of the Fund's operating expenses so that the Fund's expense ratio does not exceed 1.00%.

--------------------------------------------------------------------------------
      OTHER INFORMATION ABOUT THE FUND'S OBJECTIVES, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

      This section of the Prospectus provides a more complete description of the investment objectives and principal strategies and risks of the Fund.

      Please note:

      o Additional descriptions of the Fund's strategies and investments, as well as other strategies and investments not described below, may be found in the Fund's Statement of Additional Information or SAI.

      o There can be no assurance that the Fund will achieve its investment objectives.

Investment Objectives and Strategies

      As a money market fund, the Fund must meet the requirements of Securities and Exchange Commission Rule 2a-7. The Rule imposes strict requirements on the investment quality, maturity and diversification of the Fund's investments. Under that Rule, the Fund's investments must each have a remaining maturity of no more than 397 days and the Fund must maintain an average weighted maturity that does not exceed 90 days.

      The Fund's investments may include:

      o marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

      o certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at banks or savings and loan associations (including foreign branches of U.S. banks or U.S. or foreign branches of foreign banks) having total assets of more than $500 million;

      o high-quality commercial paper (or, if not rated, determined by Alliance to be of comparable quality) issued by U.S. or foreign companies and participation interests in loans made to companies that issue such commercial paper;

      o adjustable rate obligations;

      o asset-backed securities;

      o restricted securities (i.e., securities subject to legal or contractual restrictions on resale); and

      o repurchase agreements that are fully collateralized.

      The Fund does not invest more than 25% of its assets in securities of issuers whose principal business activities are in the same industry. This limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to bank obligations, including certificates of deposit, bankers' acceptances, and interest bearing savings deposits, issued by U.S. banks (including their foreign branches) and U.S. branches of foreign banks subject to the same regulation as U.S. banks. For the purposes of this investment policy, neither all financial companies as a group nor all utility companies as a group are considered a single industry.

Risk Considerations

      The Fund's principal risks are interest rate risk and credit risk. Because the Fund invests in short-term securities, a decline in interest rates will affect the Fund's yields as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Fund invests in securities with short maturities and seeks to maintain a stable net asset value of $1.00 per share, it is possible, though unlikely, that an increase in interest rates would change the value of your investment.

      Credit risk is the possibility that a security's credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Fund invests in highly-rated securities to minimize credit risk.

      The Fund may invest up to 10% of its net assets in illiquid securities, including illiquid restricted securities. Investments in illiquid securities may be subject to liquidity risk, which is the risk that, under certain circumstances, particular investments may be difficult to sell at an advantageous price. Illiquid restricted securities also are subject to the risk that the Fund may be unable to sell the security due to legal or contractual restrictions on resale.

      The Fund's investments in U.S. dollar-denominated obligations (or credit and liquidity enhancements) of foreign banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and commercial paper of foreign companies may be subject to foreign risk. Foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases, significantly from U.S. standards. Foreign risk includes nationalization, expropriation, or confiscatory taxation, political changes or diplomatic developments that could adversely affect a Fund's investments.

      The Fund also is subject to management risk because it is an actively managed portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended result.

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

      The Fund's investment adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105. Alliance is a leading international investment adviser managing client accounts with assets as of June 30, 2000 totaling more than $388 billion (of which more than $185 billion represented assets of investment companies). As of June 30, 2000, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 29 of the nation's FORTUNE 100 companies), for public employee retirement funds in 33 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 52 registered investment companies managed by Alliance, comprising 122 separate investment portfolios, currently have more than 6.1 million shareholder accounts.

      Alliance provides investment advisory services and order placement facilities for the Fund. For the fiscal year ended June 30, 2000, the Fund paid Alliance .49% as a percentage of average daily net assets, net of any waivers. (See the "Annual Fund Operating Expenses" at the beginning of the Prospectus for more information about fee waivers.)

      Alliance makes significant payments from its own resources, which include the management fees paid by the Fund, to compensate your broker-dealer, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise promote the sale of Fund shares, including paying for the preparation, printing, and distribution of prospectuses and sales literature or other promotional activities.

--------------------------------------------------------------------------------
                           PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------

How The Fund Values Its Shares

      The Fund's net asset value, or NAV, which is the price at which shares of the Fund are sold and redeemed, is expected to be constant at $1.00 per share, although this price is not guaranteed. The NAV is calculated at 12:00 Noon and 4:00 p.m., Eastern time, on each Fund business day (i.e., each weekday exclusive of days the New York Stock Exchange or the banks in Massachusetts are closed).

      To calculate NAV, the Fund's assets are valued and totaled, liabilities subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Fund values its securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

How To Buy Shares

      o Initial Investment

      You may purchase the Fund's shares by instructing your Account Executive to invest in the Fund in connection with your brokerage account.

      You also may purchase the Fund's shares directly from Alliance Fund Services, Inc., or AFS. To obtain an Application Form, please telephone AFS toll-free at (800) 237-5822. In addition, you may obtain information about the Application Form, purchasing shares, or other Fund procedures by calling this number.

     Minimum Investment Amounts
     o Initial                                                            $1,000
     o Subsequent                                                         $  100
     o Minimum Maintenance Amount                                         $  500

      These minimums do not apply to shareholder accounts maintained through financial intermediaries, which may maintain their own minimums.

      o Subsequent Investments

      By Check:

      Mail or deliver your check or negotiable draft made payable to your brokerage firm to your Account Executive, who will deposit it into the Fund. Please indicate your brokerage account number.

      By Sweep:

      Your brokerage firm may offer an automatic "sweep" for the Fund in the operation of brokerage cash accounts for its customers. Contact your Account Executive to determine if a sweep is available and what the sweep requirements are.

How To Sell Shares

      You may "redeem" your shares (i.e., sell your shares) on any Fund business day by contacting your Account Executive. If you do not maintain your shares through a financial intermediary and recently purchased shares by check or electronic funds transfer, you cannot redeem your investment until the Fund is reasonably satisfied the check or electronic funds transfer has cleared (which may take up to 15 days).

      You also may redeem your shares:

      o By Sweep:

      If your brokerage firm offers an automatic sweep arrangement, the sweep will automatically transfer from your Fund account sufficient amounts to cover a debit balance that occurs in your brokerage account for any reason.

      o By Checkwriting:

      With this service, you may write checks made payable to any payee. First, you must fill out a signature card, which you may obtain from your Account Executive. There is a charge for check reorders. The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented for payment. You cannot write checks for more than the principal balance (not including any accrued dividends) in your account.

Other

      The Fund has two transaction times each Fund business day, 12:00 Noon and 4:00 p.m., Eastern time. Investments receive the full dividend for a day if Federal funds or bank wire monies are received by State Street Bank before 4:00 p.m., Eastern time, on that day.

      Redemption proceeds are normally wired the same business day if a redemption request is received prior to 12:00 p.m., Eastern time. Redemption proceeds are wired or mailed the same day or the next business day, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions. Shares do not earn dividends on the day a redemption is effected.

      The Fund offers a variety of shareholder services. For more information about these services, telephone AFS at (800) 221-5672.

      A transaction, service, administrative or other similar fee may be charged by your financial broker-dealer, agent, financial representative or other financial intermediary with respect to the purchase, sale or exchange of shares made through these financial intermediaries. These financial intermediaries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Fund.

--------------------------------------------------------------------------------
                       DIVIDENDS, DISTRIBUTIONS, AND TAXES
--------------------------------------------------------------------------------

      The Fund's net income is calculated at 4:00 p.m., Eastern time, each business day and paid as dividends to shareholders. The dividends are automatically invested in additional shares in your account. These additional shares are entitled to dividends on following days resulting in compounding growth of income. The Fund expects that its distributions will primarily consist of net income, or, if any, short-term capital gains as opposed to long-term capital gains. For Federal income tax purposes, the Fund's dividend distributions of net income (or short-term capital gains) will be taxable to you as ordinary income. Any long-term capital gains distributions may be taxable to you as long-term capital gains. The Fund's distributions also may be subject to certain state and local taxes.

      Each year shortly after December 31, the Fund will send you tax information stating the amount and type of all of its distributions for the year.

--------------------------------------------------------------------------------
                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

      The Fund has adopted a plan under Securities and Exchange Commission Rule 12b-1 that allows it to pay asset-based sales charges or distribution and service fees in connection with the distribution of its shares. The amount of these fees is .25% as a percentage of aggregate average daily net assets. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees.

--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------

      During drastic economic or market developments, you might have difficulty in reaching AFS by telephone, in which event you should issue written instructions to AFS. AFS is not responsible for the authenticity of telephone requests to purchase or sell shares. AFS will employ reasonable procedures to verify that telephone requests are genuine and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial information for a single Fund share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming investment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers, LLP, the Fund's independent accountants for the fiscal year ended June 30, 2000 and by other independent accountants for years prior to June 30, 2000. The report of PricewaterhouseCoopers LLP, along with the Fund's financial statements, appears in the Fund's Annual Report, which is available upon request.

                                                                         Year Ended June 30
                                                       ------------------------------------------------------
                                                        2000        1999        1998        1997        1996
                                                       -------     -------     -------     -------     ------
Net asset value, beginning of period ...............   $  1.00     $  1.00     $  1.00     $  1.00     $ 1.00
                                                       -------     -------     -------     -------     ------
Income from Investment Operations
Net investment income (a) ..........................      .049        .043        .047        .045       .047
                                                       -------     -------     -------     -------     ------
Less: Dividends
Dividends from net investment income ...............     (.049)      (.043)      (.047)      (.045)     (.047)
                                                       -------     -------     -------     -------     ------
Net asset value, end of period .....................   $  1.00     $  1.00     $  1.00     $  1.00     $ 1.00
                                                       =======     =======     =======     =======     ======
Total Return
Total investment return based on net
 asset value (b) ...................................      4.98%       4.39%       4.83%       4.64%      4.81%
Ratios/Supplemental Data
Net assets, end of year (in millions) ..............   $ 1,812     $ 1,407     $ 1,166     $ 1,011     $  755
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements .....      1.00%       1.00%       1.00%       1.00%      1.00%
   Expenses, before waivers and reimbursements .....      1.01%       1.02%       1.02%       1.06%      1.00%
   Net investment income (a) .......................      4.90%       4.28%       4.72%       4.55%      4.80%

----------
(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

                      (This page left intentionally blank.)

(LOGO)                                 ALLIANCE CAPITAL RESERVES
________________________________________________________________

P.O. Box 1520, Secaucus, New Jersey  07096-1520
Toll Free (800) 221-5672
________________________________________________________________

               STATEMENT OF ADDITIONAL INFORMATION
                      November 1, 2000
________________________________________________________________

                        TABLE OF CONTENTS
                                                             Page

The Fund....................................................
Investment Objectives and Policies..........................
Investment Restrictions.....................................
Management..................................................
Purchase and Redemption of Shares...........................
Additional Information......................................
Daily Dividends-Determination of Net Asset Value............
Taxes.......................................................
General Information.........................................
Financial Statements and Report of Independent Accountants..
Appendix-Commercial Paper and Bond Ratings..................

_______________________________________________________________

This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the Fund's current Prospectus dated November 1, 2000. A copy of the Prospectus may be obtained by contacting the Fund at the address or telephone number shown above.

(R) This registered service mark used under license from the owner, Alliance Capital Management L.P.

_______________________________________________________________

                            THE FUND
_______________________________________________________________

         Alliance Capital Reserves (the "Fund") is one of two portfolios of Alliance Capital Reserves (the "Trust"), a diversified, open-end investment company. The Trust was reorganized as a Massachusetts business trust in October 1984, having previously been a Maryland corporation since formation in April 1978. The other portfolio, Alliance Money Reserves, is described in a separate Prospectus and Statement of Additional Information, which may be obtained from Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, New Jersey 07096-1520, toll free
(800) 221-5672.

_______________________________________________________________

               INVESTMENT OBJECTIVES AND POLICIES
_______________________________________________________________

         The Fund's objectives are - in the following order of priority - safety of principal, excellent liquidity, and maximum current income to the extent consistent with the first two objectives. As a matter of fundamental policy, the Fund pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities not exceeding one year or less (which maturities pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Act"), may extend to 397 days, or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7). Accordingly, the Fund's investments may include the following diversified by maturities and issuers:

         1. Marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. The latter issues include, but are not limited to, obligations of the Bank for Cooperatives, Federal Financing Bank, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association and Tennessee Valley Authority. Some of the securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality.

         2. Certificates of deposit, bankers' acceptances and interest-bearing savings deposits issued or guaranteed by banks or savings and loan associations having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation or denominated in U.S. dollars and issued by U.S. branches of foreign banks and foreign branches of U.S. banks, in each case having total assets of at least $1 billion that are believed by Alliance Capital Management L.P. (the "Adviser") to be of quality equivalent to that of other such instruments in which the Fund may invest. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. Such certificates may include, for example, those issued by foreign subsidiaries of such banks which are guaranteed by them. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.
The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

         3. Commercial paper, including variable amount master demand notes and funding agreements, of prime quality i.e. rated A-1+ or A-1 by Standard & Poor's Corporation ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by domestic and foreign companies which have an outstanding debt issue rated AAA or AA by Standard & Poor's, or Aaa or Aa by Moody's. For a description of such ratings see the Appendix. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. For a further description of variable amount master demand notes, see Floating and Variable Rate Obligations below. To the extent that the Fund invests in such instruments, including commercial paper issued by foreign companies meeting the rating criteria specified above, consideration is given to their domestic marketability, the lower reserve requirements generally mandated for overseas banking operations, the possible impact of interruptions in the flow of international currency transactions, potential political and social instability or expropriation, imposition of foreign taxes, less government supervision of issuers, difficulty in enforcing contractual obligations and lack of uniform accounting standards.

         4. Repurchase agreements pertaining to the above securities. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the counterparty at an agreed-upon future date. The resale price is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's money is invested in the security and which is not related to the coupon rate on the purchased security. Repurchase agreements are currently entered into with counterparties deemed to be creditworthy by the Adviser, including broker-dealers, member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or with State Street Bank and Trust Company ("State Street Bank"), the Fund's Custodian. For each repurchase agreement, the Fund requires continual maintenance of the market value of underlying collateral in amounts equal to, or in excess of, the agreement amount. While the maturities of the underlying collateral may exceed 397 days, the term of the repurchase agreement is always less than 397 days. In the event that a counterparty defaulted on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the counterparty became bankrupt, the Fund might be delayed in selling the collateral. Repurchase agreements often are for short periods such as one day or a week, but may be longer. Repurchase agreements not terminable within seven days will be limited to no more than 10% of the Fund's assets.* Pursuant to Rule 2a-7, a repurchase agreement is deemed to be an acquisition of the underlying securities provided that the obligation of the seller to repurchase the securities from the money market fund is collateralized fully (as defined in such Rule). Accordingly, the counterparty of a fully collateralized repurchase agreement is deemed to be the issuer of the underlying securities.

         Floating and Variable Rate Obligations. The Fund may purchase floating and variable rate obligations, including floating and variable rate demand notes and bonds. The Fund may invest in variable and floating rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. The Fund may also purchase floating and variable rate demand notes and bonds, which are
____________________

* As used throughout the Prospectus and Statement of Additional Information, the term assets shall refer to the Funds total assets.

obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days notice.

         The Fund also invests in variable amount master demand notes (which may have put features in excess of 30 days) which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. Because these obligations are direct lending arrangements between the lender and the borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest.
Accordingly, when these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

         Reverse Repurchase Agreements. While the Fund has not previously and has no future plans to do so, it may enter into reverse repurchase agreements, which involve the sale of money market securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment.

         Asset-backed Securities. The Fund may invest in asset-backed securities that meet its existing diversification, quality and maturity criteria. These securities must generally be rated. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a beneficial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities may have some form of credit or liquidity enhancement payments on the securities depend predominately upon collection of the loans and receivables held by the issuer. Generally, the special purpose entity is deemed to be the issuer of the asset-backed security. However, the Fund is required to treat any person whose obligations constitute ten percent or more of the assets of the asset-backed security as the issuer of the portion of the asset-backed security such obligations represent.

         Illiquid Securities. The Fund may also invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale (other than those restricted securities determined to be liquid as described below) and repurchase agreements not terminable within seven days. As to illiquid securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Funds net assets could be adversely affected.

         Liquid Restricted Securities. The Fund may also purchase restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Trustees. Restricted securities are securities subject to contractual or legal restrictions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act of 1933 (the "Securities
Act").

         In recent years, a large institutional market has developed for certain types of restricted securities including, among others, private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because they are sold in transactions not requiring registration. For example, commercial paper issues in which the Fund may invest include, among others, securities issued by major corporations without registration under the Securities Act in reliance on the exemption from registration afforded by Section 3(a)(3) of such Act and commercial paper issued in reliance on the private placement exemption from registration which is afforded by
Section 4(2) of the Securities Act ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must also be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Institutional investors, rather than selling these instruments to the general public, often depend on an efficient institutional market in which such restricted securities can be readily resold in transactions not involving a public offering. In many instances, therefore, the existence of contractual or legal restrictions on resale to the general public does not, in practice, impair the liquidity of such investments from the perspective of institutional holders. In recognition of this fact, the Staff of the Securities and Exchange Commission (the "Commission") has stated that Section 4(2) paper may be determined to be liquid by the Fund's Trustees, so long as certain conditions, which are described below, are met.

         In 1990, in part to enhance the liquidity in the institutional markets for restricted securities, the Commission adopted Rule 144A under the Securities Act to establish a safe harbor from the Securities Act's registration requirements for resale of certain restricted securities to qualified institutional buyers. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be resold in reliance on the safe harbor of Rule 144A. Pursuant to Rule 144A, the institutional restricted securities markets may provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders on a timely basis. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Rule 144A has already produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of Rule 144A and the consequent inception of the PORTAL System sponsored by the National Association of Securities Dealers, Inc., an automated system for the trading, clearance and settlement of unregistered securities.

         The Fund's Trustees have the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Trustees have delegated the function of making day-to-day determinations of liquidity to the Adviser, pursuant to guidelines approved by the Trustees. The Adviser takes into account a number of factors in determining whether a restricted security being considered for purchase is liquid, including at least the following:

         (i) the frequency of trades and quotations for the security;

         (ii) the number of dealers making quotations to purchase or sell the security;

         (iii) the number of other potential purchasers of the security;

         (iv) the number of dealers undertaking to make a market in the security;

         (v) the nature of the security (including its unregistered nature) and the nature of the marketplace for the security (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer); and

         (vi) any applicable Commission interpretation or position with respect to such types of securities.

         To make the determination that an issue of Section 4(2) paper is liquid, the Adviser must conclude that the following conditions have been met:

         (i) the Section 4(2) paper must not be traded flat or in default as to principal or interest; and

         (ii) the Section 4(2) paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO; if the security is unrated, the Adviser must determine that the security is of equivalent quality.

         The Adviser must also consider the trading market for the specific security, taking into account all relevant factors.

         Following the purchase of a restricted security by the Fund, the Adviser monitors continuously the liquidity of such security and reports to the Trustees regarding purchases of liquid restricted securities.

         Senior Securities. The Fund will not issue senior securities except as permitted by the Act or the rules, regulations, or interpretations thereof.

         General. While there are many kinds of short-term securities used by money market investors, the Fund, in keeping with its primary investment objective of safety of principal, generally restricts its portfolio to the types of investments summarized above. As even the safest of securities involve some risk, there can be no assurance, as is true with all investment companies, that the Fund's objectives will be achieved. The market value of the Fund's investments tends to decrease during periods of rising interest rates and to increase during intervals of falling rates.

         Net income to shareholders is aided both by the Fund's ability to make investments in large denominations and by its efficiencies of scale. Also, the Fund may seek to improve portfolio income by selling certain portfolio securities prior to maturity in order to take advantage of yield disparities that occur in money markets. The Fund's investment objectives may not be changed without the affirmative vote of a majority of the Fund's outstanding shares as defined below.

         Except as otherwise provided, the Fund's investment policies are not designated "fundamental policies" within the meaning of the Act and may, therefore, be changed by the Trustees of the Trust without a shareholder vote. However, the Fund will not change its investment policies without contemporaneous written notice to shareholders.

         Rule 2a-7 under the Act. The Fund will comply with Rule 2a-7 under the Act, as amended from time to time, including the diversification, quality and maturity limitations imposed by the Rule. To the extent that the Fund's limitations are more permissive than Rule 2a-7, the Fund will comply with the more restrictive provisions of the Rule.


         Currently, pursuant to Rule 2a-7, the Fund may invest only in U.S. dollar-denominated "Eligible Securities" (as that term is defined in the Rule) that have been determined by the Adviser to present minimal credit risks pursuant to procedures approved by the Trustees. Generally, an Eligible Security is a security that (i) has a remaining maturity of 397 days or less and (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSROS") or, if only one NRSRO has issued a rating, by that NRSRO (the "requisite NRSROs"). An unrated security may also be an Eligible Security if the Adviser determines that it is of comparable quality to a rated Eligible Security pursuant to guidelines approved by the Trustees. A description of the ratings of some NRSROs appears in Appendix A attached hereto. Securities in which the Fund invests may be subject to liquidity or credit enhancements. These securities are generally considered to be Eligible Securities if the enhancement or the issuer of the enhancement has received the appropriate rating from the requisite NRSROs.

         Under Rule 2a-7 the Fund may not invest more than five percent of its assets in the first tier securities of any one issuer other than the United States Government, its agencies and instrumentalities. A first tier security is an Eligible Security that has received a short-term rating from the requisite NRSROs in the highest short-term rating category for debt obligations, or is an unrated security deemed to be of comparable quality. Government securities are also considered to be first tier securities. In addition, the Fund may not invest in a security that has received, or is deemed comparable in quality to a security that has received, the second highest rating by the requisite number of NRSROs (a "second tier security") if immediately after the acquisition thereof the Fund would have invested more than (A) the greater of one percent of its total assets or one million dollars in securities issued by that issuer which are second tier securities, or (B) five percent of its total assets in second tier securities.

_______________________________________________________________

                     INVESTMENT RESTRICTIONS
_______________________________________________________________

         The following restrictions may not be changed without the affirmative vote of a majority of the Fund's outstanding shares, which means the vote of (1) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares, whichever is less. If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in value of portfolio securities or in amount of the Funds assets will not constitute a violation of that restriction.

         The Fund:

         1. May not purchase any security which has a maturity date more than one year** from the date of the Fund's purchase;

         2. May not invest more than 25% of its assets in the securities of issuers conducting their principal business activities in any one industry provided that for purposes of this restriction (a) there is no limitation with respect to investments in securities issued or guaranteed by the United States Government, its agencies or instrumentalities, certificates of deposit, bankers' acceptances and interest-bearing savings deposits and (b) neither all finance companies as a group nor all utility companies as a group are considered a single industry;

         3.   May not invest more than 5% of its assets in the
securities of any one issuer*** (exclusive of securities issued
____________________

** Which maturity, pursuant to Rule 2a-7, may extend to 397 days, or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7.

***       As a matter of operating policy, pursuant to Rule 2a-7,
       the Fund will invest no more than 5% of its assets in the first tier (as defined in Rule 2a-7) securities of any one issuer except that under Rule 2a-7, a Fund may invest up to 25% of its total assets in the first tier securities of a single issuer for a period of up to three business days. Fundamental policy number (3) would give the Portfolio the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the future. Pursuant to Rule 2a-7, acquisition of a fully collateralized repurchase
                             (footnote continued)
or guaranteed by the United States Government, its agencies or instrumentalities), except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% limitation;

         4. May not invest in more than 10% of any one class of an issuer's outstanding securities (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities);

         5. May not borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggregate amounts not to exceed 15% of the Fund's assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Fund will not purchase any investment while any such borrowings exist;

         6. May not pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with any borrowing mentioned above, including reverse repurchase agreements, and in an aggregate amount not to exceed 15% of the Fund's assets;

         7. May not make loans, provided that the Fund may purchase money market securities and enter into repurchase agreements;

         8. May not enter into repurchase agreements if, as a result thereof, more than 10% of the Fund's assets would be subject to repurchase agreements not terminable within seven days
(which may be considered to be illiquid); or

         9. May not (a) make investments for the purpose of exercising control; (b) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (c) invest in real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate, or interests therein), commodities or commodity contracts, interests in oil, gas and other mineral exploration or other development programs; (d) purchase securities on margin; (e) make short sales of securities or maintain a short position or write, purchase or sell puts, calls,
____________________

(footnote continued)
       agreement is deemed to be the acquisition of the underlying securities.

straddles, spreads or combinations thereof; (f) invest in securities of issuers (other than agencies and instrumentalities of the United States Government) having a record, together with predecessors, of less than three years of continuous operation if more than 5% of the Fund's assets would be invested in such securities; (g) purchase or retain securities of any issuers if those officers and trustees of the Fund and employees of the Adviser who own individually more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or (h) act as an underwriter of securities.

_______________________________________________________________

                           MANAGEMENT
_______________________________________________________________

Trustees and Officers

         The business and affairs of the Fund are managed under the direction of the Board of Trustees. The Trustees and principal officers of the Fund and their principal occupations during the past five years are set forth below. Unless otherwise specified, the address of each such person is 1345 Avenue of the Americas, New York, N.Y. 10105. Those Trustees whose names are preceded by an asterisk are "interested persons" of the Trust as determined under the Act. Each Trustee and officer is also a director, trustee or officer of other registered investment companies sponsored by the Adviser.

Trustees

         DAVE H. WILLIAMS**** , 68, Chairman, is Chairman of the
Board of Directors of Alliance Capital Management Corporation
("ACMC")***** , sole general partner of the Adviser with which he has been associated since prior to 1995.

         JOHN D. CARIFA4, 55, is the President, Chief Operating
Officer and a Director of ACMC with which he has been associated since prior to 1995.


____________________

****   An "interested person" of the Fund as defined in the Act.

***** For purposes of this Statement of Additional Information, ACMC refers to Alliance Capital Management Corporation, the sole general partner of the Adviser, and to the predecessor general partner of the Adviser of the same name.

         SAM Y. CROSS, 73, was, since prior to 1995, Executive Vice President of The Federal Reserve Bank of New York and manager for foreign operations for The Federal Reserve System.
He is Executive-In-Residence at the School of International and Public Affairs, Columbia University. He is also a director of Fuji Bank and Trust Co. His address is 200 East 66th Street, New York, New York 10021.

         CHARLES H. P. DUELL, 62, is President of Middleton Place Foundation with which he has been associated since prior to 1995. He is also a Trustee Emeritus of the National Trust for Historic Preservation and serves as Chairman of the Board of Architectural Review, City of Charleston. His address is Middleton Place Foundation, 4300 Ashley River Road, Charleston, South Carolina 29414.

         WILLIAM H. FOULK, JR., 68, is an Investment Adviser and an Independent Consultant. He was formerly Senior Manager of Barrett Associates, Inc., a registered investment adviser, with which he had been associated since prior to 1995. He was formerly Deputy Comptroller of the State of New York and, prior thereto, Chief Investment Officer of the New York Bank for Savings. His address is 2 Greenwich Plaza, Suite 100, Greenwich, CT 06830.

         DAVID K. STORRS, 56, is President and Chief Executive Officer of Alternative Investment Group, LLC (an investment firm). He was formerly President of The Common Fund (investment management for educational institutions) with which he had been associated since prior to 1995. His address is 65 South Gate Lane, Southport, Connecticut 06490.

         SHELBY WHITE, 62, is an author and financial journalist.
Her address is One Sutton Place South, New York, New York
10022.

Officers

         RONALD M. WHITEHILL - President, 62, is a Senior Vice
President of ACMC and President and Chief Executive Officer of
Alliance Cash Management Services with which he has been associated since prior to 1995.

         KATHLEEN A. CORBET - Senior Vice President, 40, is an
Executive Vice President of ACMC with which she has been associated since prior to 1995.

         ANDREW M. ARAN - Senior Vice President, 43, is a Senior
Vice President of ACMC with which he has been associated since prior to 1995.

         DREW A. BIEGEL - Senior Vice President, 49 is a Vice
President of Alliance Fund Distributors, Inc. ("AFD") which he has been associated with since prior to 1995.

         JOHN R. BONCZEK - Senior Vice President, 41, is a Senior
Vice President of AFD with which he has been associated since prior to 1995.

         DORIS T. CILIBERTI - Senior Vice President, 36, is a
Senior Vice President of AFD with which she has been associated since prior to 1995.

         ROBERT I. KURZWEIL - Senior Vice President, 49, is a
Vice President of AFD with which he has been associated since prior to 1995.

         WAYNE D. LYSKI - Senior Vice President, 59, is an
Executive Vice President of ACMC with which he has been associated since prior to 1995.

         PATRICIA ITTNER - Senior Vice President, 49, is a Vice
President of AFD with which she has been associated since prior to 1995.

         RAYMOND J. PAPERA - Senior Vice President, 44, is a
Senior Vice President of ACMC with which he has been associated since prior to 1995.

         KENNETH T. CARTY - Vice President, 39, is a Vice
President of ACMC with which he has been associated since prior to 1995.

         JOHN F. CHIODI, Jr. - Vice President, 34, is a Vice
President of ACMC with which he has been associated since prior to 1995.

         MARIA R. CONA - Vice President, 45, is a Vice President of ACMC with which she has been associated since prior to 1995.

         JOSEPH DONA - Vice President, 39, is a Vice President of
ACMC with which he has been associated since prior to 1995.

         WILLIAM J. FAGAN - Vice President, 38, is an Assistant
Vice President of AFD with which he has been associated since prior to 1995.

         LINDA N. KELLEY - Vice President, 40, is an Assistant
Vice President of AFD with which she has been associated since prior to 1995.

         JOSEPH R. LASPINA -Vice President, 40, is an Assistant
Vice President of AFD with which he has been associated since prior to 1995.

         EDMUND P. BERGAN, Jr. - Secretary, 50, is a Senior Vice
President and the General Counsel of AFD and Alliance Fund
Services, Inc. ("AFS") with which he has been associated since prior to 1995.

         MARK D. GERSTEN - Treasurer and Chief Financial Officer,
50, is a Senior Vice President of AFS and a Vice President of AFD with which he has been associated since prior to 1995.

         VINCENT S. NOTO - Controller, 35, is a Vice President of
AFS with which he has been associated since prior to 1995.

         ANDREW L. GANGOLF - Assistant Secretary, 46, is a Vice
President and Assistant General Counsel of AFD with which he has been associated since prior to 1995.

         DOMENICK PUGLIESE - Assistant Secretary, 39, is a Senior
Vice President and Assistant General Counsel of AFD with which he has been associated since prior to 1995.

              As of October 6, 2000, the Trustees and officers as a group owned more than 1% of the shares of the Fund.

         The Fund does not pay any fees to, or reimburse expenses of, its Trustees who are considered "interested persons" of the Fund. The aggregate compensation paid by the Fund to each of the Trustees during its fiscal year ended June 30, 2000, the aggregate compensation paid to each of the Trustees during calendar year 1999 by all of the funds to which the Adviser provides investment advisory services (collectively, the "Alliance Fund Complex") and the total number of registered investment companies (and separate investment portfolios within those companies) in the Alliance Fund Complex with respect to which each of the Trustees serves as a director or trustee, are set forth below. Neither the Fund nor any other fund in the Alliance Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees.

                                               Total Number  Total Number
                                               of Funds in   of Investment
                                               the Alliance  Portfolios
                                 Total         Fund Complex, Within the Funds,
                                 Compensation  Including the Including the
                                 From the      Fund, as to   Fund, as to
                                 Alliance Fund which the     which the
Name of            Aggregate     Complex,      Trustee is a  Trustee is a
Trustee            Compensation  Including the Director or   Director or
of the Fund        From the Fund Fund          Trustee       Trustee
___________        ____________  _____________ _____________ _______________

Dave H. Williams      $-0-         $-0-                6            16
John D. Carifa        $-0-         $-0-               49           107
Sam Y. Cross          $4,641       $ 15,750            3            14
Charles H.P. Duell    $4,266       $ 15,000            3            14
William H. Foulk, Jr. $4,562       $246,413           45           102
David K. Storrs       $4,263       $ 15,000            3            14
Shelby White          $4,641       $ 15,750            3            14


The Adviser

         The Fund's investment adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105. The Adviser is a leading international adviser managing client accounts with assets as of June 30, 2000 totaling more than $388 billion (of which more than $185 billion represented assets of investment companies). As of June 30, 2000, the Adviser managed retirement assets for many of the largest public and private employee benefit plans (including 29 of the nation's FORTUNE 100 companies), for public employee retirement funds in 33 out of the 50 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 52 registered investment companies managed by the Adviser, comprising 122 separate investment portfolios, currently have approximately 6.1 million shareholder accounts.

         Alliance Capital Management Corporation ("ACMC") is the general partner of the Adviser and a wholly owned subsidiary of the The Equitable Life Assurance Society of the United States ("Equitable"). Equitable, one of the largest life insurance companies in the United States, is the beneficial owner of an approximately 55.4% partnership interest in the Adviser. Alliance Capital Management Holding L.P. ("Alliance Holding") owns an approximately 41.9% partnership interest in the

Adviser.******   Equity interests in Alliance Holding are traded
on the New York Stock Exchange in the form of units. Approximately 98% of such interests are owned by the public and management or employees of the Adviser and approximately 2% are owned by Equitable. Equitable is a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a Delaware corporation whose shares are traded on the New York Stock Exchange. AXA Financial serves as the holding company for the Adviser, Equitable and Donaldson, Lufkin & Jenrette, Inc., an integrated investment and merchant bank. As of June 30, 1999, AXA, a French insurance holding company, owned approximately 58.2% of the issued and outstanding shares of common stock of AXA Financial.

         Under the Advisory Agreement, the Adviser provides investment advisory services and order placement facilities for the Fund and pays all compensation of Trustees of the Trust who are affiliated persons of the Adviser. The Adviser or its affiliates also furnish the Fund without charge with management supervision and assistance and office facilities. Under the Advisory Agreement, the Fund pays an advisory fee at an annual rate of .50 of 1% of the first $1.25 billion of the average daily net value of the Fund's net assets, .49 of 1% of the next $.25 billion of such assets, .48 of 1% of the next $.25 billion of such assets, .47 of 1% of the next $.25 billion of such assets,
 .46 of 1% of the next $1 billion of such assets and .45 of 1% of the average daily value of the Fund's net assets in excess of $3 billion. The fee is accrued daily and paid monthly under the Advisory Agreement. The Adviser will reimburse the Fund to the extent that its net expenses (excluding taxes, brokerage, interest and extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the fiscal years ended June 30, 1998, 1999 and 2000, the Adviser received from the Fund advisory fees of $31,190,832, $43,181,153 and $53,197,833, respectively. In accordance with the Distribution Services Agreement described below, the Fund may pay a portion of advertising and promotional expenses in connection with the sale of shares of the Fund. The Fund also pays for printing of prospectuses and other reports to shareholders and all expenses
____________________

****** Until October 29, 1999, Alliance Holding served as the investment adviser to the Fund. On that date, Alliance Holding reorganized by transferring its business to the Adviser. Prior thereto, the Adviser had no material business operations. One result of the reorganization was that the Advisory Agreement, then between the Fund and Alliance Holding, was transferred to the Adviser by means of a technical assignment, and ownership of Alliance Fund Distributors, Inc. and Alliance Fund Services, Inc., the Fund's principal underwriter and transfer agent, respectively, also was transferred to the Advisers.

and fees related to registration and filing with the Commission and with state regulatory authorities. The Fund pays all other expenses incurred in its operations, including the Adviser's management fees; custody, transfer and dividend disbursing expenses; legal and auditing costs; clerical, administrative accounting, and other office costs; fees and expenses of Trustees who are not affiliated with the Adviser; costs of maintenance of the Trust's existence; and interest charges, taxes, brokerage fees, and commissions. As to the obtaining of clerical and accounting services not required to be provided to the Fund by the Adviser under the Advisory Agreement, the Fund may employ its own personnel. For such services, it also may utilize personnel employed by the Adviser; if so done, the services are provided to the Fund at cost and the payments therefor must be specifically approved in advance by the Trustees. The Fund paid to the Adviser a total of $176,500, $178,000 and $184,000 in respect of such services for the fiscal years ended June 30, 1998, 1999 and 2000, respectively.

         The Fund has made arrangements with certain broker-dealers, including Pershing, Division of Donaldson, Lufkin & Jenrette Securities Corporation (Pershing), an affiliate of the Adviser, whose customers are Fund shareholders pursuant to which payments are made to such broker-dealers performing recordkeeping and shareholder servicing functions. Such functions may include opening new shareholder accounts, processing purchase and redemption transactions, and responding to inquiries regarding the Fund's current yield and the status of shareholder accounts. The Fund pays fully disclosed and omnibus broker dealers (including Pershing) for such services. The Fund may also pay for the electronic communications equipment maintained at the broker-dealers' offices that permits access to the Fund's computer files and, in addition, reimburses fully-disclosed broker-dealers at cost for personnel expenses involved in providing such services. All such payments must be approved or ratified by the Trustees. For the fiscal years ended June 30, 1998, 1999 and 2000, the Fund paid such broker-dealers a total of $6,980,773, $14,426,435 and $19,353,826, respectively, a substantial portion of which was paid to affiliates.

         The Advisory Agreement became effective on July 22, 1992. Continuance of the Advisory Agreement for an additional annual term was approved by the vote, cast in person by all the Trustees of the Trust who neither were interested persons of the Trust nor had any direct or indirect financial interest in the Agreement or any related agreement, at a meeting called for that purpose on June 5, 2000.

         The Advisory Agreement remains in effect from year to year provided that such continuance is specifically approved at least annually by a vote of a majority of the outstanding shares of the Fund or by the Fund's Trustees including in either case approval by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons as defined in the Act. The Advisory Agreement may be terminated without penalty on 60 days' written notice at the option of either party or by a vote of the outstanding voting securities of the Fund; it will automatically terminate in the event of assignment. The Adviser is not liable for any action or inaction with regard to its obligations under the Advisory Agreement as long as it does not exhibit willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations.

Distribution Services Agreement

         Rule 12b-1 under the Act permits an investment company to directly or indirectly pay expenses associated with the distribution of its shares in accordance with a duly adopted and approved plan. The Fund has entered into a Distribution Services Agreement (the "Agreement") which includes a plan adopted pursuant to Rule 12b-1 (the "Plan") with AFD (the "Distributor") which applies to both series of the Trust. Pursuant to the Plan, the Fund pays to the Distributor a Rule 12b-1 distribution services fee which may not exceed an annual rate of .25 of 1% of the Trust's (equal to each of its series') aggregate average daily net assets. In addition, under the Agreement the Adviser makes payments for distribution assistance and for administrative and accounting services from its own resources which may include the management fee paid by the Fund.

         Payments under the Agreement are used in their entirety for (i) payments to broker-dealers and other financial intermediaries, including the Distributor and Donaldson, Lufkin & Jenrette Securities Corporation and its Pershing Division, affiliates of the Adviser, for distribution assistance and to banks and other depository institutions for administrative and accounting services, and (ii) otherwise promoting the sale of shares of the Fund such as by paying for the preparation, printing and distribution of prospectuses and other promotional materials sent to existing and prospective shareholders and by directly or indirectly purchasing radio, television, newspaper and other advertising. In approving the Agreement the Trustees determined that there was a reasonable likelihood that the Agreement would benefit the Fund and its shareholders. During the fiscal year ended June 30, 2000, the Fund made payments to the Distributor for expenditures under the Agreement in amounts aggregating $29,026,574 which constituted .25 of 1% at an annual rate of the Fund's average daily net assets during the period, and the Adviser made payments from its own resources as described above aggregating $32,261,226. Of the $61,287,800 paid by the Adviser and the Fund under the Agreement, $295,000 was paid for advertising, printing and mailing of prospectuses to persons other than current shareholders (the Fund's pro rata share was approximately $139,715); and $60,992,800 was paid to broker-dealers and other financial intermediaries for distribution assistance (the Fund's pro rata share was approximately $28,886,859).

         The administrative and accounting services provided by banks and other depository institutions may include, but are not limited to, establishing and maintaining shareholder accounts, sub-accounting, processing of purchase and redemption orders, sending confirmations of transactions, forwarding financial reports and other communications to shareholders and responding to shareholder inquiries regarding the Trust. As interpreted by courts and administrative agencies, certain laws and regulations limit the ability of a bank or other depository institution to become an underwriter or distributor of securities. However, in the opinion of the Fund's management based on the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services for investment companies such as the administrative and accounting services described above. The Trustees will consider appropriate modifications to the Trust's operations, including discontinuance of payments under the Agreement to banks and other depository institutions, in the event of any future change in such laws or regulations which may affect the ability of such institutions to provide the above-mentioned services.

         The Treasurer of the Trust reports the amounts expended under the Agreement and the purposes for which such expenditures were made to the Trustees on a quarterly basis. Also, the Agreement provides that the selection and nomination of disinterested Trustees (as defined in the Act) are committed to the discretion of the disinterested Trustees then in office.

         The Agreement became effective on July 22, 1992. Continuance of the Agreement for an additional annual term was approved by the vote, cast in person by all the Trustees of the Trust who neither were interested persons of the Trust nor had any direct or indirect financial interest in the Agreement or any related agreement, at a meeting called for that purpose on June 5, 2000. The Agreement may be continued annually thereafter if approved by a majority vote of the Trustees who neither are interested persons of the Fund nor have any direct or indirect financial interest in the Agreement or in any related agreement, cast in person at a meeting called for that purpose.

         All material amendments to the Agreement must be approved by a vote of the Trustees, including a majority of the disinterested Trustees, cast in person at a meeting called for that purpose, and the Agreement may not be amended in order to increase materially the costs which the Fund may bear pursuant to the Agreement without the approval of a majority of the outstanding shares of the Fund. The Agreement may also be terminated at any time by a majority vote of the disinterested Trustees, or by a majority of the outstanding shares of the Fund or by the Distributor. Any agreement with a qualifying broker-dealer or other financial intermediary may be terminated without penalty on not more than sixty days' written notice by a vote of the majority of non-party Trustees, by a vote of a majority of the outstanding shares of the Fund, or by the Distributor and will terminate automatically in the event of its assignment.

         The Agreement is in compliance with rules of the National Association of Securities Dealers, Inc. (the "NASD") which became effective July 7, 1993 and which limit the annual asset-based sales charges and service fees that a mutual fund may impose to .75% and .25%, respectively, of average annual net assets.

_______________________________________________________________

                PURCHASE AND REDEMPTION OF SHARES
_______________________________________________________________

         Generally, shares of the Fund are sold and redeemed on a continuous basis without sales or redemption charges at their net asset value which is expected to be constant at $1.00 per share, although this price is not guaranteed.

   Accounts Not Maintained Through Financial Intermediaries

    Opening Accounts -- New Investments

    A. When Funds are Sent by Wire (the wire method permits immediate credit)

         1)   Telephone the Fund toll-free at (800) 824-1916.
              The Fund will ask for the name of the account as you wish it to be registered, address of the account, and taxpayer identification number (social security number for an individual). The Fund will then provide you with an account number.

         2)   Instruct your bank to wire Federal funds (minimum
              $1,000) exactly as follows:

              ABA 0110 0002 8
              State Street Bank and Trust Company
              Boston, MA  02101
              Alliance Capital Reserves
              DDA 9903-279-9

              Your account name as registered with the Fund
              Your account number as registered with the Fund

         3)   Mail a completed Application Form to:

              Alliance Fund Services, Inc.
              P.O. Box 1520
              Secaucus, New Jersey  07096-1520

    B.   When Funds are Sent by Check

         1)   Fill out an Application Form.

         2) Mail the completed Application Form along with your check or negotiable bank draft (minimum $1,000), payable to "Alliance Capital Reserves," to Alliance
              Fund Services, Inc. as in A(3) above.

Subsequent Investments

    A.   Investments by Wire (to obtain immediate credit)


         Instruct your bank to wire Federal funds (minimum $100) to State Street Bank and Trust Company ("State Street Bank") as in A(2) above.

    B.   Investments by Check

         Mail your check or negotiable bank draft (minimum $100), payable to "Alliance Capital Reserves," to Alliance Fund
Services, Inc. as in A(3) above.

         Include with the check or draft the "next investment" stub from one of your previous monthly or interim account statements. For added identification, place your Fund account number on the check or draft.

    Investments Made by Check

         Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt and, thus, is then invested in the Fund. Checks drawn on banks which are not members of the Federal Reserve System may take longer to be converted and invested. All payments must be in United States dollars.

         PROCEEDS FROM ANY SUBSEQUENT REDEMPTION BY YOU OF FUND SHARES THAT WERE PURCHASED BY CHECK OR ELECTRONIC FUNDS TRANSFER WILL NOT BE FORWARDED TO YOU UNTIL THE FUND IS REASONABLY ASSURED THAT YOUR CHECK OR ELECTRONIC FUNDS TRANSFER HAS CLEARED, UP TO FIFTEEN DAYS FOLLOWING THE PURCHASE DATE. If the redemption request during such period is in the form of a Fund check, the check will be marked "insufficient funds" and be returned unpaid to the presenting bank.

Redemptions

    A.   By Telephone

         You may withdraw any amount from your account on any Fund business day (i.e., any weekday exclusive of days on which the New York Stock Exchange or State Street Bank is closed) via orders given to AFS by telephone toll-free (800) 824-1916. Such redemption orders must include your account name as registered with the Fund and the account number.

         If your telephone redemption order is received by AFS prior to 12:00 Noon (Eastern time), we will send the proceeds in Federal funds by wire to your designated bank account that day. The minimum amount for a wire is $1,000. If your telephone redemption order is received by AFS after 12:00 Noon and before 4:00 p.m., we will wire the proceeds the next business day. You also may request that proceeds be sent by check to your designated bank. Redemptions are made without any charge to you.

         During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching AFS by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to AFS at the address shown on the cover of this Statement of Additional Information. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Telephone redemption is not available with respect to shares (i) for which certificates have been issued, (ii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days or (iii) held in any retirement plan account. Neither the Fund nor the Adviser, or AFS will be responsible for the authenticity of telephone requests for redemptions that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers or agents may charge a commission for handling telephone requests for redemptions.

    B.   By Checkwriting

         With this service, you may write checks made payable to any payee. Checks cannot be written for more than the principal balance (not including any accrued dividends) in your account. First, you must fill out the Signature Card which is with the Application Form. If you wish to establish this checkwriting service, subsequent to the opening of your Fund account, contact the Fund by telephone or mail. There is no separate charge for the checkwriting service, except that State Street Bank may impose charges for checks which are returned unpaid because of insufficient funds or for checks upon which you have placed a stop order. There is currently a $7.50 charge for check reorders.

         The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented to State Street Bank for payment.

    C.   By Mail

         You may withdraw any amount from your account at any time by mail. Written orders for withdrawal, accompanied by duly endorsed certificates, if issued, should be mailed to Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, New Jersey 07096-1520. Such orders must include the account name as registered with the Fund and the account number. All written orders for redemption, and accompanying certificates, if any, must be signed by all owners of the account with the signatures guaranteed by an institution which is an "eligible guarantor" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended.

_______________________________________________________________

                     ADDITIONAL INFORMATION
_______________________________________________________________

         Shareholders maintaining Fund accounts through brokerage firms and other institutions should be aware that such institutions necessarily set deadlines for receipt of transaction orders from their clients that are earlier than the transaction times of the Fund itself so that the institutions may properly process such orders prior to their transmittal to State Street Bank. Should an investor place a transaction order with such an institution after its deadline, the institution may not effect the order with the Fund until the next business day.
Accordingly, an investor should familiarize himself or herself with the deadlines set by his or her institution. (For example, the Fund's Distributor accepts purchase orders from its customers up to 2:15 p.m. (Eastern time) for issuance at the 4:00 p.m. (Eastern time) transaction time and price.) A brokerage firm acting on behalf of a customer in connection with transactions in Fund shares is subject to the same legal obligations imposed on it generally in connection with transactions in securities for a customer, including the obligation to act promptly and accurately.

         Orders for the purchase of Fund shares become effective at the next transaction time after Federal funds or bank wire monies become available to State Street Bank for a shareholder's investment. Federal funds are a bank's deposits in a Federal Reserve Bank. These funds can be transferred by Federal Reserve wire from the account of one member bank to that of another member bank on the same day and are considered to be immediately available funds; similar immediate availability is accorded monies received at State Street Bank by bank wire. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt. Checks drawn on banks which are not members of the Federal Reserve System may take longer. All payments (including checks from individual investors) must be in United States dollars.

         All shares purchased are confirmed to each shareholder and are credited to his or her account at the net asset value.
To avoid unnecessary expense to the Fund and to facilitate the immediate redemption of shares, share certificates, for which no charge is made, are not issued except upon the written request of a shareholder. Certificates are not issued for fractional shares. Shares for which certificates have been issued are not eligible for any of the optional methods of withdrawal; namely, the telephone, telegraph, check-writing or periodic redemption procedures. The Fund reserves the right to reject any purchase order.

         Arrangements for Telephone Redemptions. If you wish to use the telephone redemption procedure, indicate this on your Application Form and designate a bank and account number to receive the proceeds of your withdrawals. If you decide later that you wish to use this procedure, or to change instructions already given, send a written notice to Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, New Jersey 07096-1520, with your signature guaranteed by an institution which is an eligible guarantor. For joint accounts, all owners must sign and have their signatures guaranteed.

         Automatic Investment Program. A shareholder may purchase shares of the Fund through an automatic investment program through a bank that is a member of the National Automated Clearing House Association. Purchases can be made on a Fund business day each month designated by the shareholder. Shareholders wishing to establish an automatic investment program should write or telephone the Fund or AFS at (800) 221-5672.

         Retirement Plans. The Fund's objectives of safety of principal, excellent liquidity and maximum current income to the extent consistent with the first two objectives may make it a suitable investment vehicle for part or all of the assets held in various tax-deferred retirement plans. The Fund has available forms of individual retirement account (IRA), simplified employee pension plans (SEP), 403(b)(7) plans and employer-sponsored retirement plans (Keogh or HR10 Plan). Certain services described in this prospectus may not be available to retirement accounts and plans. Persons desiring information concerning these plans should write or telephone the Fund or AFS at
(800) 221-5672.

         The Alliance Plans Division of Frontier Trust Company, a subsidiary of The Equitable Life Assurance Society of the United States, is the custodian under these plans. The custodian charges a nominal account establishment fee and a nominal annual maintenance fee. A portion of such fees is remitted to AFS to compensate that organization for services rendered to retirement plan accounts maintained with the Fund.

         Periodic Distribution Plans. Without affecting your right to use any of the methods of redemption described above, by checking the appropriate boxes on the Application Form, you may elect to participate additionally in the following plans without any separate charge. Under the Income Distribution Plan you receive monthly payments of all the income earned in your Fund account, with payments forwarded by check or electronically via the Automated Clearing House ("ACH") network shortly after the close of the month. Under the Systematic Withdrawal Plan, you may request payments by check or electronically via the ACH network in any specified amount of $50 or more each month or in any intermittent pattern of months. If desired, you can order, via a signature-guaranteed letter to the Fund, such periodic payments to be sent to another person. Shareholders wishing either of the above plans electronically through the ACH network should write or telephone the Fund or AFS at (800) 221-5672.

         The Fund has the right to close out an account if it has a zero balance on December 31 and no account activity for the first six months of the subsequent year. Therefore, unless this has occurred, a shareholder with a zero balance, when reinvesting, should continue to use his account number. Otherwise, the account should be re-opened pursuant to procedures described above or through instructions given to a financial intermediary.

         A "business day," during which purchases and redemptions of Fund shares can become effective and the transmittal of redemption proceeds can occur, is considered for Fund purposes as any weekday, exclusive of New Years Day, Martin Luther King, Jr. Day, Presidents Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day; if one of these holidays falls on a Saturday or Sunday, purchases and redemptions will likewise not be processed on the preceding Friday or the following Monday, respectively. However, on any such day that is an official bank holiday in Massachusetts, neither purchases nor wired redemptions can become effective because Federal funds cannot be received or sent by State Street Bank. On such days, therefore, the Fund can only accept redemption orders for which shareholders desire remittance by check. The right of redemption may be suspended or the date of a redemption payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency (as determined by the Commission) exists, or the Commission has ordered such a suspension for the protection of shareholders. The value of a shareholder's investment at the time of redemption may be more or less than his or her cost, depending on the market value of the securities held by the Fund at such time and the income earned.

_______________________________________________________________

        DAILY DIVIDENDS-DETERMINATION OF NET ASSET VALUE
_______________________________________________________________

         All net income of the Fund is determined after the close of each business day, currently 4:00 p.m. Eastern time (and at such other times as the Trustees may determine) and is paid immediately thereafter pro rata to shareholders of record via automatic investment in additional full and fractional shares in each shareholder's account at the rate of one share for each dollar distributed. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

         Net income consists of all accrued interest income on Fund portfolio assets less the Fund's expenses applicable to that dividend period. Realized gains and losses are reflected in net asset value and are not included in net income. Net asset value per share is expected to remain constant at $1.00 since all net income is declared as a dividend each time net income is determined.

         The valuation of the Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized securities gains or losses as measured by market valuations. The amortized cost method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. During periods of declining interest rates, the daily yield on shares of the Fund may be higher than that of a fund with identical investments utilizing a method of valuation based upon market prices for its portfolio instruments; the converse would apply in a period of rising interest rates.

         The Fund maintains procedures designed to maintain, to the extent reasonably possible, the price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Trustees to the extent required by Rule 2a-7 under the Act at such intervals as they deem appropriate to determine whether and to what extent the net asset value of the Fund calculated by using available market quotations or market equivalents deviates from net asset value based on amortized cost. There can be no assurance, however, that the Fund's net asset value per share will remain constant at $1.00.

         The net asset value of the shares is determined each business day at 12:00 Noon and 4:00 p.m. (Eastern time). The net asset value per share is calculated by taking the sum of the value of the Fund's investments and any cash or other assets, subtracting liabilities, and dividing by the total number of shares outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

_______________________________________________________________

                              TAXES
_______________________________________________________________

         The Fund has qualified in each fiscal year to date and intends to qualify in each future year to be taxed as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code") and, as such, will not be liable for Federal income and excise taxes on the net income and capital gains distributed to its shareholders. Since the Fund distributes all of its net income and capital gains, the Fund itself should thereby avoid all Federal income and excise taxes.

         For shareholders' Federal income tax purposes, all distributions by the Fund out of interest income and net realized short-term capital gains are treated as ordinary income, and distributions of long-term capital gains, if any, are treated as long-term capital gains irrespective of the length of time the shareholder held shares in the Fund. Since the Fund derives nearly all of its gross income in the form of interest and the balance in the form of short-term capital gains, it is expected that for corporate shareholders, none of the Fund's distributions will be eligible for the dividends-received deduction under current law.

_______________________________________________________________

                       GENERAL INFORMATION
_______________________________________________________________

         Portfolio Transactions. Subject to the general supervision of the Trustees of the Fund, the Adviser is responsible for the investment decisions and the placing of the orders for portfolio transactions for the Fund. Because the Fund invests in securities with short maturities, there is a relatively high portfolio turnover rate. However, the turnover rate does not have an adverse effect upon the net yield and net asset value of the Fund's shares since the Fund's portfolio transactions occur primarily with issuers, underwriters or major dealers in money market instruments acting as principals. Such transactions are normally on a net basis which does not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

            The Fund has no obligations to enter into transactions in portfolio securities with any dealer, issuer, underwriter or other entity. In placing orders, it is the policy of the Fund to obtain the best price and execution for its transactions. Where best price and execution may be obtained from more than one dealer, the Adviser may, in its discretion, purchase and sell securities through dealers who provide research, statistical and other information to the Adviser. Such services may be used by the Adviser for all of its investment advisory accounts and, accordingly, not all such services may be used by the Adviser in connection with the Fund. The supplemental information received from a dealer is in addition to the services required to be performed by the Adviser under the Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information. During the fiscal years ended June 30, 1998, 1999 and 2000, the Fund paid no brokerage commissions.

         Capitalization. All shares of the Fund, when issued, are fully paid and non-assessable. The Trustees are authorized to reclassify and issue any unissued shares to any number of additional classes or series without shareholder approval. Accordingly, the Trustees in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional classes or series of shares. Any issuance of shares of additional classes would be governed by the Act and the law of the Commonwealth of Massachusetts. Shares of each portfolio are normally entitled to one vote for all purposes. Generally, shares of all portfolios vote as a single series for the election of Trustees and on any other matter affecting all portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Advisory Agreement and changes in investment policy, shares of each portfolio vote as separate classes. Certain procedures for the removal by shareholders of trustees of investment trusts, such as the Fund, are set forth in Section 16(c) of the Act.

         At October 6, 2000, there were 11,397,934,299 shares of beneficial interest of the Fund outstanding. To the knowledge of the Fund the following persons owned of record and no person owned beneficially, 5% or more of the outstanding shares of the Portfolio as of October 6, 2000:

                                       No. of                % of
                                       Shares               Class

Pershing As Agent            7,614,654,420  66.81%
Omnibus Account
For Exclusive Benefit of Customers
1 Pershing Plaza
Jersey City, NJ  07399-0022

Janet Montgomery Scott                 1,283,266,633       11.26%
As Agent Omnibus A/C For
Exclusive Benefit of Customers
1801 Market Street
Philadelphia, PA  19103

         Shareholder Liability. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that the Trustees use their best efforts to ensure that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or officers of the Trust. The Agreement and Declaration of Trust provides for indemnification out of the property of the Fund for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. In the view of the Adviser, such risk is not material.

         Legal Matters. The legality of the shares offered hereby has been passed upon by Seward & Kissel LLP, New York, New
York, counsel for the Fund and the Adviser. Seward & Kissel has relied upon the opinion of Sullivan & Worcester, Boston, Massachusetts, for matters relating to Massachusetts law.

         Accountants. The Fund's independent accountants for the fiscal year ending June 30, 2001 are PricewaterhouseCoopers LLP.
Prior to June 30, 2000 the accountants were McGladrey & Pullen
LLP.

         Yield Quotations. Advertisements containing yield quotations for the Fund may from time to time be sent to investors or placed in newspapers, magazines or other media on behalf of the Fund. These advertisements may quote performance rankings, ratings or data from independent organizations or financial publications such as Lipper Analytical Services, Inc., Morningstar, Inc., IBC's Money Fund Report, IBC's Money Market Insight or Bank Rate Monitor or compare the Fund's performance to bank money market deposit accounts, certificates of deposit or various indices. Such yield quotations are calculated in accordance with the standardized method referred to in Rule 482 under the Securities Act of 1933. Yield quotations are thus determined by (i) computing the net changes over a seven-day period, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of such period, (ii) dividing the net change in account value by the value of the account at the beginning of such period, and (iii) multiplying such base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent. The Fund's effective annual yield represents a compounding of the annualized yield according to the following formula:

    effective yield = [(base period return + 1) 365/7] - 1.

              Additional Information.  This Statement of
Additional Information does not contain all the information set forth in the Registration Statement filed by the Fund with the Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the Commission's offices in Washington, D.C.

________________________________________________________________

FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT ACCOUNTANTS.
________________________________________________________________

         The financial statements and the report of PricewaterhouseCoopers LLP of Alliance Capital Reserves are incorporated herein by reference to its annual report filing made with the SEC pursuant to Section 30(b) of the Act and Rule 30b2-1 thereunder. The annual report is dated June 30, 2000 and was filed on August 29, 2000. It is available without charge upon request by calling Alliance Fund Services, Inc. at (800) 227-4618. The Fund's financial statements include the financial statements of each of the Fund's portfolios.

______________________________________________________________

                            APPENDIX
______________________________________________________________


A-1+, A-1, Prime-1, Fitch-1 and Duff 1 Commercial Paper Ratings

         "A-1+" is the highest, and "A-1" the second highest, commercial paper ratings assigned by Standard & Poor's and "Prime-1" is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Standard & Poor's uses the numbers 1+, 1, 2 and 3 to denote relative strength within its highest classification of "A", while Moody's uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of "Prime". Commercial paper issuers rated "A" by Standard & Poor's have the following characteristics: liquidity ratios are better than industry average; long-term debt rating is A or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow are in an upward trend; and typically, the issuer is a strong company in a well-established industry and has superior management.
Commercial paper issuers rated "Prime" by Moody's have the following characteristics: their short-term debt obligations carry the smallest degree of investment risk; margins of support for current indebtedness are large or stable with cash flow and asset protection well assured; current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available; and while protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations. Commercial paper rated "Fitch-1" is considered to be the highest grade paper and is regarded as having the strongest degree of assurance for timely payment. Commercial paper issues rated "Duff 1" by Duff & Phelps, Inc. have the following characteristics: very high certainty of timely payment, excellent liquidity factors supported by strong fundamental protection factors, and risk factors which are very small.

AAA & AA and Aaa & Aa Bond Ratings

         Bonds rated AAA and Aaa have the highest ratings assigned to debt obligations by Standard & Poor's and Moody's, respectively. Standard & Poor's AAA rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA by Standard & Poor's also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Moody's Aaa rating indicates the ultimate degree of protection as to principal and interest.

Moody's Aa rated bonds, though also high-grade issues, are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger.

(LOGO)                            ALLIANCE CAPITAL RESERVES
                                  - Alliance Money Reserves

P.O. Box 1520, Secaucus, New Jersey  07096-1520
Toll Free (800) 221-5672
________________________________________________________________

               STATEMENT OF ADDITIONAL INFORMATION
                      November 1, 2000
________________________________________________________________

                        TABLE OF CONTENTS
                                                 Page

The Fund....................................................

Investment Objective and Policies...........................

Investment Restrictions.....................................

Management..................................................

Purchase and Redemption of Shares...........................

Additional Information......................................

Daily Dividends-Determination of Net Asset Value............

Taxes.......................................................

General Information.........................................

Financial Statements and Report of Independent Accountants..

Appendix-Commercial Paper and Bond Ratings..................


________________________________________________________________

This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the Fund's current Prospectus dated November 1, 2000. A copy of the Prospectus may be obtained by contacting the Fund at the address or telephone number shown above.

(R) This registered service mark used under license from the owner, Alliance Capital Management L.P.

_______________________________________________________________

                            THE FUND
________________________________________________________________

         Alliance Money Reserves (the "Fund") is one of two portfolios of Alliance Capital Reserves (the "Trust"), a diversified, open-end investment company. The Trust was reorganized as a Massachusetts business trust in October 1984, having previously been a Maryland corporation since formation in April 1978. The other portfolio, also named Alliance Capital Reserves, is described in a separate Prospectus and Statement of Additional Information, which may be obtained from Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, New Jersey 07096-1520, toll free (800) 221-5672.

________________________________________________________________

                INVESTMENT OBJECTIVE AND POLICIES
________________________________________________________________

         The Fund's objective is maximum current income, to the extent it is consistent with safety of principal and liquidity. As a matter of fundamental policy, the Fund pursues its objective by maintaining a portfolio of high-quality U.S. dollar-denominated money market securities, all of which at the time of investment have remaining maturities not exceeding one year or less (which maturities pursuant to Rule 2a-7 under the Investment Company Act of 1940 as amended, (the "Act"), may extend to 397 days, or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7). Accordingly, the Fund may make the following investments diversified by maturities and issuers:

         1. Marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. The latter issues include, but are not limited to, obligations of the Bank for Cooperatives, Federal Financing Bank, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association and Tennessee Valley Authority. Some of the securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality.

         2. Certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks or savings and loan associations (including foreign branches of U.S. banks or U.S. or foreign branches of foreign banks) having total assets of more than $500 million. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.
The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

         3. Commercial paper, including funding agreements and variable amount master demand notes, of high quality i.e. rated A-1 or A-2 by Standard & Poor's Corporation ("Standard & Poor's"), Prime-1 or Prime-2 by Moody's Investors Service, Inc., ("Moody's") Fitch-1 or Fitch-2 by Fitch Investors Service, Inc., or Duff 1 or Duff 2 by Duff & Phelps Inc. or, if not rated, issued by U.S. or foreign companies which have an outstanding debt issue rated AAA, AA or A by Standard & Poor's, or Aaa, Aa or A by Moody's and participation interests in loans extended by banks to such companies. For a description of such ratings see the Appendix. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. For a further description of variable amount master demand notes, see "Floating and Variable Rate Obligations" below. The Fund may make investments in certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, foreign branches of U.S. banks and foreign branches of foreign banks, and commercial paper issued by foreign companies. To the extent that the Fund makes such investments, consideration is given to their domestic marketability, the lower reserve requirements generally mandated for overseas banking operations, the possible impact of interruptions in the flow of international currency transactions, potential political and social instability or expropriation, imposition of foreign taxes, the lower level of government supervision of issuers, the difficulty in enforcing contractual obligations and the lack of uniform accounting and financial reporting standards.

         4. Repurchase agreements that are collateralized in full each day by liquid securities of the types listed above. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the counterparty at an agreed-upon future date. The resale price is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's money is invested in the security and which is not related to the coupon rate on the purchased security. Repurchase agreements are currently entered into with counterparties deemed to be creditworthy by Alliance Capital Management L.P. (the "Adviser"), including broker-dealers, member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or with State Street Bank and Trust Company ("State Street Bank"), the Fund's Custodian. For each repurchase agreement, the Fund requires continual maintenance of the market value of underlying collateral in amounts equal to, or in excess of, the agreement amount. While the maturities of the underlying collateral may exceed 397 days, the term of the repurchase agreement is always less than 397 days. In the event that a counterparty defaulted on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the counterparty became bankrupt, the Fund might be delayed in selling the collateral. Repurchase agreements often are for short periods such as one day or a week, but may be longer. Repurchase agreements not terminable within seven days will be limited to no more than 10% of the Fund's assets.*******
Pursuant to Rule 2a-7, a repurchase agreement is deemed to be an acquisition of the underlying securities provided that the obligation of the seller to repurchase the securities from the money market fund is collateralized fully (as defined in such Rule). Accordingly, the counterparty of a fully collateralized repurchase agreement is deemed to be the issuer of the underlying securities.

         Floating and Variable Rate Obligations. The Fund may purchase floating and variable rate obligations, including floating and variable rate demand notes and bonds. The Fund may invest in variable and floating rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the
____________________

*******As used throughout the Prospectus and Statement of Additional Information, the term "assets" shall refer to the Fund's total assets.

security's interest rate is tied. The Fund may also purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice.

         The Fund also invests in variable amount master demand notes (which may have put features in excess of 30 days) which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. Because these obligations are direct lending arrangements between the lender and the borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest.
Accordingly, when these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

         Reverse Repurchase Agreements. While the Fund has no plans to do so, it may enter into reverse repurchase agreements, which involve the sale of money market securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment.

         Asset-backed Securities. The Fund may invest in asset-backed securities that meet its existing diversification, quality and maturity criteria. These securities must generally be rated. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a beneficial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities may have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collection of the loans and receivables held by the issuer. Generally, the special purpose entity is deemed to be the issuer of the asset-backed security. However, the Fund is required to treat any person whose obligations constitute ten percent or more of the assets of the asset-backed security as the issuer of the portion of the asset-backed security such obligations represent.

         Illiquid Securities. The Fund may also invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale (other than those restricted securities determined to be liquid as described below) and repurchase agreements not terminable within seven days. As to illiquid securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

         Liquid Restricted Securities. The Fund may also purchase restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Trustees. Restricted securities are securities subject to contractual or legal restrictions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act of 1933 (the "Securities
Act").

         In recent years, a large institutional market has developed for certain types of restricted securities including, among others, private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because they are sold in transactions not requiring registration. For example, commercial paper issues in which the Fund may invest include, among others, securities issued by major corporations without registration under the Securities Act in reliance on the exemption from registration afforded by Section 3(a)(3) of such Act and commercial paper issued in reliance on the private placement exemption from registration which is afforded by
Section 4(2) of the Securities Act ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must also be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Institutional investors, rather than selling these instruments to the general public, often depend on an efficient institutional market in which such restricted securities can be readily resold in transactions not involving a public offering. In many instances, therefore, the existence of contractual or legal restrictions on resale to the general public does not, in practice, impair the liquidity of such investments from the perspective of institutional holders. In recognition of this fact, the Staff of the Securities and Exchange Commission (the "Commission") has stated that Section 4(2) paper may be determined to be liquid by the Fund's Trustees, so long as certain conditions, which are described below, are met.

         In 1990, in part to enhance the liquidity in the institutional markets for restricted securities, the Commission adopted Rule 144A under the Securities Act to establish a safe harbor from the Securities Act's registration requirements for resale of certain restricted securities to qualified institutional buyers. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be resold in reliance on the safe harbor of Rule 144A. Pursuant to Rule 144A, the institutional restricted securities markets may provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders on a timely basis. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Rule 144A has already produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of Rule 144A and the consequent inception of the PORTAL System sponsored by the National Association of Securities Dealers, Inc., an automated system for the trading, clearance and settlement of unregistered securities.

         The Fund's Trustees have the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Trustees have delegated the function of making day-to-day determinations of liquidity to the Adviser, pursuant to guidelines approved by the Trustees. The Adviser takes into account a number of factors in determining whether a restricted security being considered for purchase is liquid, including at least the following:

         (i) the frequency of trades and quotations for the security;

         (ii) the number of dealers making quotations to purchase or sell the security;

         (iii) the number of other potential purchasers of the security;

         (iv) the number of dealers undertaking to make a market in the security;

         (v) the nature of the security (including its unregistered nature) and the nature of the marketplace for the security (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer);
               and

         (vi) any applicable Commission interpretation or position with respect to such types of securities.


         To make the determination that an issue of Section 4(2) paper is liquid, the Adviser must conclude that the following conditions have been met:

         (i) the Section 4(2) paper must not be traded flat or in default as to principal or interest; and

         (ii) the Section 4(2) paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO; if the security is unrated, the Adviser must determine that the security is of equivalent quality.

         The Adviser must also consider the trading market for the specific security, taking into account all relevant factors.

         Following the purchase of a restricted security by the Fund, the Adviser monitors continuously the liquidity of such security and reports to the Trustees regarding purchases of liquid restricted securities.

         Senior Securities. The Fund will not issue senior securities except as permitted by the Act or the rules, regulations, or interpretations thereof.

General

         There can be no assurance, as is true with all investment companies, that the Fund's objective will be achieved.
The market value of the Fund's investments tends to decrease during periods of rising interest rates and to increase during intervals of falling rates.

         Net income to shareholders is aided both by the Fund's ability to make investments in large denominations and by its efficiencies of scale. Also, the Fund may seek to improve portfolio income by selling certain portfolio securities prior to maturity in order to take advantage of yield disparities that occur in money markets.

         The Fund's investment objective may not be changed without the affirmative vote of a majority of the Fund's outstanding shares as defined below. Except as otherwise provided, the Fund's investment policies are not designated "fundamental policies" within the meaning of the Act and may, therefore, be changed by the Trustees of the Trust without a shareholder vote. However, the Fund will not change its investment policies without contemporaneous written notice to shareholders.

         Rule 2a-7 under the Act. The Fund will comply with Rule 2a-7 under the Act, as amended from time to time, including the diversification, quality and maturity limitations imposed by the Rule. To the extent that the Fund's limitations are more permissive than Rule 2a-7, the Fund will comply with the more restrictive provisions of the Rule.

         Currently, pursuant to Rule 2a-7, the Fund may invest only in U.S. dollar-denominated "Eligible Securities" (as that term is defined in the Rule) that have been determined by the Adviser to present minimal credit risks pursuant to procedures approved by the Trustees. Generally, an Eligible Security is a security that (i) has a remaining maturity of 397 days or less and (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSROS") or, if only one NRSRO has issued a rating, by that NRSRO (the "requisite NRSROs"). An unrated security may also be an Eligible Security if the Adviser determines that it is of comparable quality to a rated Eligible Security pursuant to guidelines approved by the Trustees. A description of the ratings of some NRSROs appears in Appendix A attached hereto. Securities in which the Fund invests may be subject to liquidity or credit enhancements. These securities are generally considered to be Eligible Securities if the enhancement or the issuer of the enhancement has received the appropriate rating from the requisite NRSROs.

         Under Rule 2a-7 the Fund may not invest more than five percent of its assets in the securities of any one issuer other than the United States Government, its agencies and instrumentalities. A first tier security is an Eligible Security that has received a short-term rating from the requisite NRSROs in the highest short-term rating category for debt obligations, or is an unrated security deemed to be of comparable quality. Government securities are also considered to be first tier securities. In addition, the Fund may not invest in a security that has received, or is deemed comparable in quality to a security that has received, the second highest rating by the requisite number of NRSROs (a "second tier security") if immediately after the acquisition thereof the Fund would have invested more than (A) the greater of one percent of its total assets or one million dollars in securities issued by that issuer which are second tier securities, or (B) five percent of its total assets in second tier securities.

________________________________________________________________

                     INVESTMENT RESTRICTIONS
________________________________________________________________

         The following restrictions may not be changed without the affirmative vote of a majority of the Fund's outstanding shares, which means the vote of (1) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares, whichever is less. If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in value of portfolio securities or in amount of the Fund's assets will not constitute a violation of that restriction.

         The Fund:

         1. May not purchase any security which has a maturity date more than one year******** from the date of the Fund's purchase;

         2. May not invest more than 25% of its assets in the securities of issuers conducting their principal business activities in any one industry provided that for purposes of this restriction (a) there is no limitation with respect to investments in securities issued or guaranteed by the United States Government, its agencies or instrumentalities, certificates of deposit, bankers' acceptances and interest-bearing savings deposits and (b) neither all finance companies as a group nor all utility companies as a group are considered a single industry:

         3.   May not invest more than 5% of its assets in the
securities of any one issuer********* (exclusive of securities
____________________

********Which maturity, pursuant to Rule 2a-7, may extend to 397 days, or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7.

*********   As a matter of operating policy, pursuant to Rule 2a-
       7, the Fund will invest no more than 5% of its assets in the first tier (as defined in Rule 2a-7) securities of any one issuer except that under Rule 2a-7, a Fund may invest up to 25% of its total assets in the first tier securities of a single issuer for a period of up to three business days. Fundamental policy number (3) would give the Portfolio the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the future.
                             (footnote continued)
issued or guaranteed by the United States Government, its agencies or instrumentalities), except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% limitation;

         4. May not invest in more than 10% of any one class of an issuer's outstanding securities (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities);

         5. May not borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggregate amounts not to exceed 15% of the Fund's assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Fund will not purchase any investment while any such borrowings exist;

         6. May not pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with any borrowing mentioned above, including reverse repurchase agreements, and in an aggregate amount not to exceed 15% of the Fund's assets;

         7. May not make loans, provided that the Fund may purchase money market securities and enter into repurchase agreements;

         8. May not enter into repurchase agreements if, as a result thereof, more than 10% of the Fund's assets would be subject to repurchase agreements not terminable within seven days
(which may be considered to be illiquid); or

         9. May not (a) make investments for the purpose of exercising control; (b) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (c) invest in real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate, or interests therein), commodities or commodity contracts, interests in oil, gas and other mineral exploration or other development programs; (d) purchase securities on margin; (e) make short sales of securities or
____________________

(footnote continued)
       Pursuant to Rule 2a-7, acquisition of a fully collateralized repurchase agreement is deemed to be the acquisition of the underlying securities.

maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof; (f) invest in securities of issuers (other than agencies and instrumentalities of the United States Government) having a record, together with predecessors, of less than three years of continuous operation if more than 5% of the Fund's assets would be invested in such securities; (g) purchase or retain securities of any issuers if those officers and trustees of the Fund and employees of the Adviser who own individually more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or (h) act as an underwriter of securities.

________________________________________________________________

                           MANAGEMENT
________________________________________________________________

Trustees and Officers

         The business and affairs of the Fund are managed under the direction of the Board of Trustees. The Trustees and principal officers of the Fund and their principal occupations during the past five years are set forth below. Unless otherwise specified, the address of each such person is 1345 Avenue of the Americas, New York, New York 10105. Those Trustees whose names are preceded by an asterisk are "interested persons" of the Trust as determined under the Act. Each Trustee and officer is also a director, trustee or officer of other registered investment companies sponsored by the Adviser.

Trustees

         DAVE H. WILLIAMS********** , 68, Chairman, is Chairman of the Board of Directors of Alliance Capital Management
Corporation ("ACMC") , sole general partner of the Adviser with which he has been associated since prior to 1995.

         JOHN D. CARIFA4, 55, is the President, Chief Operating
Officer and a Director of ACMC with which he has been associated since prior to 1995.
____________________

**********An "interested person" of the Fund as defined in the Act.

       For purposes of this Statement of Additional Information, ACMC refers to Alliance Capital Management Corporation, the sole general partner of the Adviser, and to the predecessor general partner of the Adviser of the same name.

         SAM Y. CROSS, 73, was, since prior to 1995, Executive Vice President of The Federal Reserve Bank of New York and manager for foreign operations for The Federal Reserve System. He is also a director of Fuji Bank and Trust Co. He is Executive-In-Residence at the School of International and Public Affairs, Columbia University. His address is 200 East 66th Street, New York, New York 10021.

         CHARLES H. P. DUELL, 62, is President of Middleton Place Foundation with which he has been associated since prior to 1995. He is also a Trustee Emeritus of the National Trust for Historic Preservation and serves as Chairman of the Board of Architectural Review, City of Charleston. His address is Middleton Place Foundation, 4300 Ashley River Road, Charleston, South Carolina 29414.

         WILLIAM H. FOULK, JR., 68, is an Investment Adviser and an Independent Consultant. He was formerly Senior Manager of Barrett Associates, Inc., a registered investment adviser, with which he had been associated since prior to 1995. He was formerly Deputy Comptroller of the State of New York and, prior thereto, Chief Investment Officer of the New York Bank for Savings. His address is 2 Greenwich Plaza, Suite 100, Greenwich, CT 06830.

         DAVID K. STORRS, 56, is President and Chief Executive Officer of Alternative Investment Group, LLC (an investment firm). He was formerly President of The Common Fund (investment management for educational institutions) with which he had been associated since prior to 1995. His address is 65 South Gate Lane, Southport, Connecticut 06490.

         SHELBY WHITE, 62, is an author and financial journalist.
Her address is One Sutton Place South, New York, New York
10022.

Officers

         RONALD M. WHITEHILL - President, 62, is a Senior Vice
President of ACMC and President and Chief Executive Officer of
Alliance Cash Management Services with which he has been associated since prior to 1995.

         KATHLEEN A. CORBET - Senior Vice President, 40, is an
Executive Vice President of ACMC with which she has been associated since prior to 1995.

         ANDREW A. ARAN - Senior Vice President, 43, is a Senior
Vice President of ACMC with which he has been associated since prior to 1995.

         DREW A. BIEGEL - Senior Vice President, 49, is a Vice
President of Alliance Fund Distributions ("AFD") with which he has been associated since prior to 1995.

         JOHN R. BONCZEK - Senior Vice President, 40, is a Senior
Vice President of AFD with which he has been associated since prior to 1995.

         DORIS T. CILIBERTI - Senior Vice President, 36, is a
Vice President of AFD with which she has been associated since prior to 1995.

         ROBERT I. KURZWEIL - Senior Vice President, 49, is a
Vice President of AFD with which he has been associated since prior to 1995.

         WAYNE D. LYSKI - Senior Vice President, 59, is an
Executive Vice President of ACMC with which he has been associated since prior to 1995.

         PATRICIA ITTNER - Senior Vice President, 49, is a Vice
President of ACMC with which she has been associated since prior to 1995.

         RAYMOND J. PAPERA - Senior Vice President, 44, is a
Senior Vice President of ACMC with which he has been associated since prior to 1995.

         KENNETH T. CARTY - Vice President, 39, is a Vice
President of ACMC with which he has been associated since prior to 1995.

         JOHN F. CHIODI, Jr. - Vice President, 34, is a Vice
President of ACMC with which he has been associated since prior to 1995.

         MARIA R. CONA - Vice President, 45, is a Vice President of ACMC with which she has been associated since prior to 1995.

         JOSEPH DONA - Vice President, 39, is a Vice President of
ACMC with which he has been associated since prior to 1995.

         WILLIAM J. FAGAN - Vice President, 38, is an Assistant
Vice President of AFD with which he has been associated since prior to 1995.

         LINDA N. KELLEY - Vice President, 40, is an Assistant
Vice President of AFD with which she has been associated since prior to 1995.

         JOSEPH R. LASPINA - Vice President, 40, is an Assistant
Vice President of AFD with which he has been associated since prior to 1995.

         EDMUND P. BERGAN, Jr. - Secretary, 50, is a Senior Vice
President and the General Counsel of AFD and Alliance Fund
Services, Inc. ("AFS") with which he has been associated since prior to 1995.

         MARK D. GERSTEN - Treasurer and Chief Financial Officer,
50, is a Senior Vice President of AFS and a Vice President of AFD with which he has been associated since prior to 1995.

         VINCENT S. NOTO - Controller, 35 is a Vice President of
AFS with which he has been associated since prior to 1995.

         ANDREW L. GANGOLF - Assistant Secretary, 46, is a Senior
Vice President and Assistant General Counsel of AFD with which he has been associated since prior to 1995.

         DOMENICK PUGLIESE - Assistant Secretary, 39, is a Senior
Vice President and Assistant General Counsel of AFD with which he has been associated since prior to 1995 .

         As of October 6, 2000 the Trustees and officers as a group owned less than 1% of the shares of the Fund.

         The Fund does not pay any fees to, or reimburse expenses of, its Trustees who are considered "interested persons" of the Fund. The aggregate compensation paid by the Fund to each of the Trustees during its fiscal year ended June 30, 2000, the aggregate compensation paid to each of the Trustees during calendar year 1999 by all of the funds to which the Adviser provides investment advisory services (collectively, the "Alliance Fund Complex") and the total number of registered investment companies (and separate investment portfolios within those companies) in the Alliance Fund Complex with respect to which each of the Trustees serves as a director or trustee, are set forth below. Neither the Fund nor any other fund in the Alliance Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees.

                                               Total Number  Total Number
                                               of Funds in   of Investment
                                               the Alliance  Portfolios
                                Total          Fund Complex, Within the Funds,
                                Compensation   Including the Including the
                                From the       Fund, as to   Fund, as to
                                Alliance Fund  which the     which the
Name of           Aggregate     Complex,       Trustee is a  Trustee is a
Trustee           Compensation  Including the  Director or   Director or
of the Fund       From the Fund Fund           Trustee       Trustee
___________       ____________  ______________ _____________ _______________

Dave H. Williams      $-0-        $-0-              6              16
John D. Carifa        $-0-        $-0-              49            107
Sam Y. Cross          $3,438      $ 15,750          3              14
Charles H.P. Duell    $3,063      $ 15,000          3              14
William H. Foulk, Jr. $3,359      $246,413          45             102
David K. Storrs       $3,063      $ 15,000          3              14
Shelby White          $3,438      $ 15,750          3              14


The Adviser

         The Fund's investment adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105. The Adviser is a leading international adviser managing client accounts with assets as of June 30, 2000 totaling more than $388 billion (of which more than $185 billion represented assets of investment companies). As of June 30, 2000, the Adviser managed retirement assets for many of the largest public and private employee benefit plans (including 29 of the nation's FORTUNE 100 companies), for public employee retirement funds in 33 out of the 50 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 52 registered investment companies managed by the Adviser, comprising 122 separate investment portfolios, currently have approximately 6.1 million shareholder accounts.

         Alliance Capital Management Corporation ("ACMC") is the general partner of the Adviser and a wholly owned subsidiary of the The Equitable Life Assurance Society of the United States ("Equitable"). Equitable, one of the largest life insurance companies in the United States, is the beneficial owner of an approximately 55.4% partnership interest in the Adviser. Alliance Capital Management Holding L.P. ("Alliance Holding") owns an approximately 41.9% partnership interest in the Adviser.
____________________

       Until October 29, 1999, Alliance Holding served as the investment adviser to the Fund. On that date, Alliance
       Holding reorganized by transferring its business to the
                             (footnote continued)

Equity interests in Alliance Holding are traded on the New York Stock Exchange in the form of units. Approximately 98% of such interests are owned by the public and management or employees of the Adviser and approximately 2% are owned by Equitable. Equitable is a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a Delaware corporation whose shares are traded on the New York Stock Exchange. AXA Financial serves as the holding company for the Adviser, Equitable and Donaldson, Lufkin & Jenrette, Inc., an integrated investment and merchant bank. As of June 30, 1999, AXA, a French insurance holding company, owned approximately 58.2% of the issued and outstanding shares of common stock of AXA Financial.

         Under the Advisory Agreement, the Adviser provides investment advisory services and order placement facilities for the Fund and pays all compensation of Trustees of the Trust who are affiliated persons of the Adviser. The Adviser or its affiliates also furnish the Fund without charge with management supervision and assistance and office facilities. Under the Advisory Agreement, the Fund pays an advisory fee at an annual rate of .50 of 1% of the first $1.25 billion of the average daily net value of the Fund's net assets, .49 of 1% of the next $.25 billion of such assets, .48 of 1% of the next $.25 billion of such assets, .47 of 1% of the next $.25 billion of such assets,
 .46 of 1% of the next $1 billion of such assets and .45 of 1% of the average daily value of the Fund's net assets in excess of $3 billion. The fee is accrued daily and paid monthly under the Advisory Agreement. The Adviser will reimburse the Fund to the extent that its net expenses (excluding taxes, brokerage, interest and extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the fiscal years ended June 30, 1998, 1999 and 2000, the Adviser received from the Fund advisory fees (net of reimbursement for each fiscal year) of $5,418,833 (net of $268,438 of expense reimbursement), $6,724,074
(net of $304,024 of expense reimbursement) and $8,639,994 (net of $264,007 of expense reimbursement), respectively. In accordance with the Distribution Services Agreement described below, the Fund may pay a portion of advertising and promotional expenses in connection with the sale of shares of the Fund. The Fund also pays for printing of prospectuses and other reports to
____________________

(footnote continued)
       Adviser. Prior thereto, the Adviser had no material business operations. One result of the reorganization was that the Advisory Agreement, then between the Fund and Alliance Holding, was transferred to the Adviser by means of a technical assignment, and ownership of Alliance Fund Distributors, Inc. and Alliance Fund Services, Inc., the Fund's principal underwriter and transfer agent, respectively, also was transferred to the Advisers.

shareholders and all expenses and fees related to registration and filing with the Commission and with state regulatory authorities. The Fund pays all other expenses incurred in its operations, including the Adviser's management fees; custody, transfer and dividend disbursing expenses; legal and auditing costs; clerical, administrative, accounting, and other office costs; fees and expenses of Trustees who are not affiliated with the Adviser; costs of maintenance of the Trust's existence; and interest charges, taxes, brokerage fees, and commissions. As to the obtaining of clerical and accounting services not required to be provided to the Fund by the Adviser under the Advisory Agreement, the Fund may employ its own personnel. For such services, it also may utilize personnel employed by the Adviser; if so done, the services are provided to the Fund at cost and the payments therefor must be specifically approved in advance by the Trustees. In respect of such services for the fiscal years ended June 30, 1998, 1999 and 2000, the Fund paid to the Adviser a total of $137,000, $138,000 and $144,000, respectively.

         The Fund has made arrangements with certain broker-dealers, including Pershing, Division of Donaldson, Lufkin & Jenrette Securities Corporation ("Pershing"), an affiliate of the Adviser, whose customers are Fund shareholders pursuant to which payments are made to such broker-dealers performing recordkeeping and shareholder servicing functions. Such functions may include opening new shareholder accounts, processing purchase and redemption transactions, and responding to inquiries regarding the Fund's current yield and the status of shareholder accounts. The Fund pays fully disclosed and omnibus broker dealers (including Pershing) for such services. The Fund may also pay for the electronic communications equipment maintained at the broker-dealers' offices that permits access to the Fund's computer files and, in addition, reimburses fully-disclosed broker-dealers at cost for personnel expenses involved in providing such services. All such payments must be approved or ratified by the Trustees. For the fiscal years ended June 30, 1998, 1999 and 2000, the Fund paid such broker-dealers a total of $1,033,468, $1,822,974 and $2,278,143, respectively, a substantial portion of which was paid to affiliates.

         The Advisory Agreement became effective on July 22, 1992. Continuance of the Advisory Agreement for an additional annual term was approved by the vote, cast in person by all the Trustees of the Trust who neither were interested persons of the Trust nor had any direct or indirect financial interest in the Agreement or any related agreement, at a meeting called for that purpose on June 5, 2000.

         The Advisory Agreement remains in effect from year to year provided that such continuance is specifically approved annually by a vote of a majority of the outstanding shares of the

Fund or by the Fund's Trustees, including in either case approval by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons as defined by the Act. The Advisory Agreement may be terminated without penalty on 60 days' written notice at the option of either party or by a vote of the outstanding voting securities of the Fund; it will automatically terminate in the event of assignment. The Adviser is not liable for any action or inaction with regard to its obligations under the Advisory Agreement as long as it does not exhibit willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations.

Distribution Services Agreement

         Rule 12b-1 under the Act permits an investment company to directly or indirectly pay expenses associated with the distribution of its shares in accordance with a duly adopted and approved plan. The Fund has entered into a Distribution Services Agreement (the "Agreement") which includes a plan adopted pursuant to Rule 12b-1 (the "Plan") with AFD (the "Distributor") which applies to both series of the Trust. Pursuant to the Plan, the Fund pays to the Distributor a Rule 12b-1 distribution services fee, which may not exceed an annual rate of .25 of 1% of the Trust's (equal to each of its series') aggregate average daily net assets. In addition, under the Agreement, the Adviser makes payments for distribution assistance and for administrative and accounting services from its own resources which may include the management fee paid by the Fund.

         Payments under the Agreement are used in their entirety for (i) payments to broker-dealers and other financial intermediaries, including the Distributor and Donaldson, Lufkin & Jenrette Securities Corporation and its Pershing Division, affiliates of the Adviser, for distribution assistance and to banks and other depository institutions for administrative and accounting services, and (ii) otherwise promoting the sale of shares of the Fund such as by paying for the preparation, printing and distribution of prospectuses and other promotional materials sent to existing and prospective shareholders and by directly or indirectly purchasing radio, television, newspaper and other advertising. In approving the Agreement, the Trustees determined that there was a reasonable likelihood that the Agreement would benefit the Fund and its shareholders. During the fiscal year ended June 30, 2000, the Fund made payments to the Distributor for expenditures under the Agreement in amounts aggregating $4,496,809 which constituted .25 of 1% at an annual rate of the Fund's average daily net assets and the Adviser made payments from its own resources as described above aggregating $4,915,883. Of the $9,412,692 paid by the Adviser and the Fund under the Agreement, $76,000 was paid for advertising, printing and mailing of prospectuses to persons other than current shareholders (the Fund's pro rata share was approximately $36,308); and $9,336,692 was paid to broker-dealers and other financial intermediaries for distribution assistance (the Fund's pro rata share was approximately $4,460,501).

         The administrative and accounting services provided by banks and other depository institutions may include, but are not limited to, establishing and maintaining shareholder accounts, sub-accounting, processing of purchase and redemption orders, sending confirmations of transactions, forwarding financial reports and other communications to shareholders and responding to shareholder inquiries regarding the Trust. As interpreted by courts and administrative agencies, certain laws and regulations limit the ability of a bank or other depository institution to become an underwriter or distributor of securities. However, in the opinion of the Trust's management based on the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services for investment companies such as the administrative and accounting services described above. The Trustees will consider appropriate modifications to the Trust's operations, including discontinuance of payments under the Agreement to banks and other depository institutions, in the event of any future change in such laws or regulations which may affect the ability of such institutions to provide the above-mentioned services.

         The Treasurer of the Trust reports the amounts expended under the Agreement and the purposes for which such expenditures were made to the Trustees on a quarterly basis. Also, the Agreement provides that the selection and nomination of disinterested Trustees (as defined in the Act) are committed to the discretion of the disinterested Trustees then in office.

         The Agreement became effective on July 22, 1992. Continuance of the Agreement for an additional annual term was approved by the vote, cast in person by all the Trustees of the Trust who neither were interested persons of the Trust nor had any direct or indirect financial interest in the Agreement or any related agreement, at a meeting called for that purpose on June 5, 2000. The Agreement may be continued annually thereafter if approved by a majority vote of the Trustees who neither are interested persons of the Trust nor have any direct or indirect financial interest in the Agreement or in any related agreement, cast in person at a meeting called for that purpose.

         All material amendments to the Agreement must be approved by a vote of the Trustees, including a majority of the disinterested Trustees, cast in person at a meeting called for that purpose, and the Agreement may not be amended in order to increase materially the costs which the Fund may bear pursuant to the Agreement without the approval of a majority of the outstanding shares of the Fund. The Agreement may also be terminated at any time by a majority vote of the disinterested Trustees, or by a majority of the outstanding shares of the Fund or by the Distributor. Any agreement with a qualifying broker-dealer or other financial intermediary may be terminated without penalty on not more than sixty days' written notice by a vote of the majority of non-party Trustees, by a vote of a majority of the outstanding shares of the Fund, or by the Distributor and will terminate automatically in the event of its assignment.

         The Agreement is in compliance with rules of the National Association of Securities Dealers, Inc. (the "NASD") which became effective July 7, 1993 and which limit the annual asset-based sales charges and service fees that a mutual fund may impose to .75% and .25%, respectively, of average annual net assets.

________________________________________________________________

                PURCHASE AND REDEMPTION OF SHARES
________________________________________________________________

         Generally, shares of the Fund are sold and redeemed on a continuous basis without sales or redemption charges at their net asset value which is expected to be constant at $1.00 per share, although this price is not guaranteed.

         Accounts Not Maintained Through Financial
Intermediaries

Opening Accounts -- New Investments

         A. When Funds are Sent by Wire (the wire method permits immediate credit)

         1) Telephone the Fund toll-free at (800) 824-1916. The Fund will ask for the name of the account as you wish it to be registered, address of the account, and taxpayer identification number, (social security number for an individual). The Fund will then provide you with an account number.

         2)    Instruct your bank to wire Federal funds (minimum
               $1,000) exactly as follows:

               ABA 0110 0002 8
               State Street Bank and Trust Company
               Boston, MA  02101
               Alliance Money Reserves
               DDA 9903-279-9

               Your account name as registered with the Fund
               Your account number as registered with the Fund

         3)    Mail a completed Application Form to:

               Alliance Fund Services, Inc.
               P.O. Box 1520
               Secaucus, New Jersey  07096-1520

         B.    When Funds are Sent by Check

         1)    Fill out an Application Form.

         2) Mail the completed Application Form along with your check or negotiable bank draft (minimum $1,000), payable to "Alliance Money Reserves," to Alliance Fund Services, Inc. as in A(3) above.

Subsequent Investments

         A.   Investments by Wire (to obtain immediate credit)

              Instruct your bank to wire Federal funds (minimum
$100) to State Street Bank and Trust Company ("State Street
Bank") as in A(2) above.

         B.   Investments by Check

         Mail your check or negotiable bank draft (minimum $100), payable to "Alliance Money Reserves," to Alliance Fund Services,
Inc. as in A(3) above.

         Include with the check or draft the "next investment" stub from one of your previous monthly or interim account statements. For added identification, place your Fund account number on the check or draft.

Investments Made by Check

         Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt and, thus, is then invested in the

Fund.  Checks drawn on banks which are not members of the Federal
Reserve System may take longer to be converted and invested. All payments must be in United States dollars.

         PROCEEDS FROM ANY SUBSEQUENT REDEMPTION BY YOU OF FUND SHARES THAT WERE PURCHASED BY CHECK OR ELECTRONIC FUNDS TRANSFER WILL NOT BE FORWARDED TO YOU UNTIL THE FUND IS REASONABLY ASSURED THAT YOUR CHECK OR ELECTRONIC FUNDS TRANSFER HAS CLEARED, UP TO FIFTEEN DAYS FOLLOWING THE PURCHASE DATE. If the redemption request during such period is in the form of a Fund check, the check will be marked "insufficient funds" and be returned unpaid to the presenting bank.

Redemptions

    C.   By Telephone

         You may withdraw any amount from your account on any Fund business day (i.e., any weekday exclusive of days on which the New York Stock Exchange or State Street Bank is closed) via orders given to AFS by telephone toll-free (800) 824-1916. Such redemption orders must include your account name as registered with the Fund and the account number.

         If your telephone redemption order is received by AFS prior to 12:00 Noon (Eastern time), we will send the proceeds in Federal funds by wire to your designated bank account that day. The minimum amount for a wire is $1,000. If your telephone redemption order is received by AFS after 12:00 Noon and before 4:00 p.m., we will wire the proceeds the next business day. You also may request that proceeds be sent by check to your designated bank. Redemptions are made without any charge to you.

         During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching AFS by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to AFS at the address shown on the cover of this Statement of Additional Information. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Telephone redemption is not available with respect to shares (i) for which certificates have been issued, (ii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days or (iii) held in any retirement plan account. Neither the Fund nor the Adviser, or AFS will be responsible for the authenticity of telephone requests for redemptions that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers or agents may charge a commission for handling telephone requests for redemptions.

    D.   By Checkwriting

         With this service, you may write checks made payable to any payee. Checks cannot be written for more than the principal balance (not including any accrued dividends) in your account. First, you must fill out the Signature Card which is with the Application Form. If you wish to establish this checkwriting service subsequent to the opening of your Fund account, contact the Fund by telephone or mail. There is no separate charge for the checkwriting service, except that State Street Bank may impose charges for checks which are returned unpaid because of insufficient funds or for checks upon which you have placed a stop order. There is currently a $7.50 charge for check reorders.

         The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented to State Street Bank for payment.

    E.   By Mail

         You may withdraw any amount from your account at any time by mail. Written orders for withdrawal, accompanied by duly endorsed certificates, if issued, should be mailed to Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, New Jersey 07096-1520. Such orders must include the account name as registered with the Fund and the account number. All written orders for redemption, and accompanying certificates, if any, must be signed by all owners of the account with the signatures guaranteed by an institution which is an "eligible guarantor" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended.

________________________________________________________________

                     ADDITIONAL INFORMATION
________________________________________________________________

         Shareholders maintaining Fund accounts through brokerage firms and other institutions should be aware that such institutions necessarily set deadlines for receipt of transaction orders from their clients that are earlier than the transaction times of the Fund itself so that the institutions may properly process such orders prior to their transmittal to State Street Bank. Should an investor place a transaction order with such an institution after its deadline, the institution may not effect the order with the Fund until the next business day.
Accordingly, an investor should familiarize himself or herself with the deadlines set by his or her institution. (For example, the Fund's Distributor accepts purchase orders from its customers up to 2:15 p.m. (Eastern time) for issuance at the 4:00 p.m. (Eastern time) transaction time and price.) A brokerage firm acting on behalf of a customer in connection with transactions in Fund shares is subject to the same legal obligations imposed on it generally in connection with transactions in securities for a customer, including the obligation to act promptly and accurately.

         Orders for the purchase of Fund shares become effective at the next transaction time after Federal funds or bank wire monies become available to State Street Bank for a shareholder's investment. Federal funds are a bank's deposits in a Federal Reserve Bank. These funds can be transferred by Federal Reserve wire from the account of one member bank to that of another member bank on the same day and are considered to be immediately available funds; similar immediate availability is accorded monies received at State Street Bank by bank wire. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt. Checks drawn on banks which are not members of the Federal Reserve System may take longer. All payments (including checks from individual investors) must be in United States dollars.

         All shares purchased are confirmed to each shareholder and are credited to his or her account at the net asset value.
To avoid unnecessary expense to the Fund and to facilitate the immediate redemption of shares, share certificates, for which no charge is made, are not issued except upon the written request of a shareholder. Certificates are not issued for fractional shares. Shares for which certificates have been issued are not eligible for any of the optional methods of withdrawal; namely, the telephone, telegraph, checkwriting or periodic redemption procedures. The Fund reserves the right to reject any purchase order.

         Arrangements for Telephone Redemptions. If you wish to use the telephone redemption procedure, indicate this on your Application Form and designate a bank and account number to receive the proceeds of your withdrawals. If you decide later that you wish to use this procedure, or to change instructions already given, send a written notice to Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, New Jersey 07096-1520, with your signature guaranteed by an institution which is an eligible guarantor. For joint accounts, all owners must sign and have their signatures guaranteed.

         Automatic Investment Program. A shareholder may purchase shares of the Fund through an automatic investment program through a bank that is a member of the National Automated Clearing House Association. Purchases can be made on a Fund business day each month designated by the shareholder. Shareholders wishing to establish an automatic investment program should write or telephone the Fund or AFS at (800) 221-5672.

         Retirement Plans. The Fund's objectives of safety of principal, excellent liquidity and maximum current income to the extent consistent with the first two objectives may make it a suitable investment vehicle for part or all of the assets held in various tax-deferred retirement plans. The Fund has available forms of individual retirement account (IRA), simplified employee pension plans (SEP), 403(b)(7) plans and employer-sponsored retirement plans (Keogh or HR10 Plan). Certain services described in this prospectus may not be available to retirement accounts and plans. Persons desiring information concerning these plans should write or telephone the Fund or AFS at
(800) 221-5672.

         The Alliance Plans Division of Frontier Trust Company, a subsidiary of The Equitable Life Assurance Society of the United States, is the custodian under these plans. The custodian charges a nominal account establishment fee and a nominal annual maintenance fee. A portion of such fees is remitted to AFS to compensate that organization for services rendered to retirement plan accounts maintained with the Fund.

         Periodic Distribution Plans. Without affecting your right to use any of the methods of redemption described above, by checking the appropriate boxes on the Application Form, you may elect to participate additionally in the following plans without any separate charge. Under the Income Distribution Plan you receive monthly payments of all the income earned in your Fund account, with payments forwarded by check or electronically via the Automated Clearing House ("ACH") network shortly after the close of the month. Under the Systematic Withdrawal Plan, you may request payments by check or electronically via the ACH network in any specified amount of $50 or more each month or in any intermittent pattern of months. If desired, you can order, via a signature-guaranteed letter to the Fund, such periodic payments to be sent to another person. Shareholders wishing either of the above plans electronically through the ACH network should write or telephone the Fund or AFS at (800) 221-5672.

         The Fund has the right to close out an account if it has a zero balance on December 31 and no account activity for the first six months of the subsequent year. Therefore, unless this has occurred, a shareholder with a zero balance, when reinvesting, should continue to use his account number. Otherwise, the account should be re-opened pursuant to procedures described above or through instructions given to a financial intermediary.

         A "business day," during which purchases and redemptions of Fund shares can become effective and the transmittal of redemption proceeds can occur, is considered for Fund purposes as any weekday exclusive of New Year's Day, Martin Luther King, Jr. Day, President's Day (observed), Good Friday, Memorial Day, (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day; if one of these holidays falls on a Saturday or Sunday purchases and redemptions will likewise not be processed on the preceding Friday or the following Monday, respectively. However, on any such day that is an official bank holiday in Massachusetts, neither purchases nor wire redemptions can become effective because Federal funds cannot be received or sent by State Street Bank. On such days, therefore, the Fund can only accept redemption orders for which shareholders desire remittance by check. The right of redemption may be suspended or the date of a redemption payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency (as determined by the Commission) exists, or the Commission has ordered such a suspension for the protection of shareholders. The value of a shareholder's investment at the time of redemption may be more or less than his or her cost, depending on the market value of the securities held by the Fund at such time and the income earned.

________________________________________________________________

        DAILY DIVIDENDS-DETERMINATION OF NET ASSET VALUE
________________________________________________________________

         All net income of the Fund is determined after the close of each business day, currently 4:00 p.m. (Eastern time) (and at such other times as the Trustees may determine) and is paid immediately thereafter pro rata to shareholders of record via automatic investment in additional full and fractional shares in each shareholder's account at the rate of one share for each dollar distributed. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

         Net income consists of all accrued interest income on Fund portfolio assets less the Fund's expenses applicable to that dividend period. Realized gains and losses are reflected in net asset value and are not included in net income. Net asset value per share is expected to remain constant at $1.00 since all net income is declared as a dividend each time net income is determined.

         The valuation of the Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized securities gains or losses as measured by market valuations. The amortized cost method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. During periods of declining interest rates, the daily yield on shares of the Fund may be higher than that of a fund with identical investments utilizing a method of valuation based upon market prices for its portfolio instruments; the converse would apply in a period of rising interest rates.

         The Fund maintains procedures designed to maintain to the extent reasonably possible, the price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Trustees to the extent required by Rule 2a-7 under the Act at such intervals as they deem appropriate to determine whether and to what extent the net asset value of the Fund calculated by using available market quotations or market equivalents deviates from net asset value based on amortized cost. There can be no assurance, however, that the Fund's net asset value per share will remain constant at $1.00.

         The net asset value of the shares is determined each business day at 12:00 Noon and 4:00 p.m. (Eastern time). The net asset value per share is calculated by taking the sum of the value of the Fund's investments and any cash or other assets, subtracting liabilities, and dividing by the total number of shares outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

________________________________________________________________

                              TAXES
________________________________________________________________

         The Fund has qualified to date and intends to qualify in each future year to be taxed as a regulated investment company under the Internal Revenue Code of 1986, as amended, (the "Code"), and as such, will not be liable for Federal income and excise taxes on the net income and capital gains distributed to its shareholders. Since the Fund distributes all of its net income and capital gains, the Fund itself should thereby avoid all Federal income and excise taxes.

         For shareholders' Federal income tax purposes, all distributions by the Fund out of interest income and net realized short-term capital gains are treated as ordinary income, and distributions of long-term capital gains, if any, are treated as long-term capital gains irrespective of the length of time the shareholder held shares in the Fund. Since the Fund derives nearly all of its gross income in the form of interest and the balance in the form of short-term capital gains, it is expected that for corporate shareholders, none of the Fund's distributions will be eligible for the dividends-received deduction under current law.

________________________________________________________________

                       GENERAL INFORMATION
________________________________________________________________

         Portfolio Transactions. Subject to the general supervision of the Trustees of the Fund, the Adviser is responsible for the investment decisions and the placing of the orders for portfolio transactions for the Fund. Because the Fund invests in securities with short maturities, there is a relatively high portfolio turnover rate. However, the turnover rate does not have an adverse effect upon the net yield and net asset value of the Fund's shares since the Fund's portfolio transactions occur primarily with issuers, underwriters or major dealers in money market instruments acting as principals. Such transactions are normally on a net basis which does not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

         The Fund has no obligations to enter into transactions in portfolio securities with any dealer, issuer, underwriter or other entity. In placing orders, it is the policy of the Fund to obtain the best price and execution for its transactions. Where best price and execution may be obtained from more than one dealer, the Adviser may, in its discretion, purchase and sell securities through dealers who provide research, statistical and other information to the Adviser. Such services may be used by the Adviser for all of its investment advisory accounts and, accordingly, not all such services may be used by the Adviser in connection with the Fund. The supplemental information received from a dealer is in addition to the services required to be performed by the Adviser under the Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information. During the fiscal years ended June 30, 1998, 1999 and 2000, the Fund paid no brokerage commissions.

         Capitalization. All shares of the Fund, when issued, are fully paid and non-assessable. The Trustees are authorized to reclassify and issue any unissued shares to any number of additional classes or series without shareholder approval. Accordingly, the Trustees in the future, for reasons such as the desire to establish additional portfolios with different investment objectives, policies or restrictions may create additional classes or series of shares. Any issuance of shares of additional classes would be governed by the Act and the law of the Commonwealth of Massachusetts. Shares of each portfolio are normally entitled to one vote for all purposes. Generally, shares of all portfolios vote as a single series for the election of Trustees and on any other matter affecting all portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Advisory Agreement and changes in investment policy, shares of each portfolio vote as separate classes. Certain procedures for the removal by shareholders of trustees of investment trusts, such as the Trust, are set forth in Section 16(c) of the Act.

         At October 6, 2000, there were 1,830,705,840 shares of beneficial interest of the Fund outstanding. To the knowledge of the Fund the following persons owned of record and no person owned beneficially, 5% or more of the outstanding shares of the Portfolio as of October 6, 2000:

                             No. of                   % of
Name and Address             Shares                   Class

Bidwell & Co.                331,856,164              18.17%
Omnibus Account
209 Southwest Oak Street
Portland, OR  97204-2714

National Financial Services Corp                      5.54%
FBO Our Customers            101,227,453
PO Box 3752
Church Street Station
New York, NY  10008-3752

Ragen Mackenzie Inc.         258,839,994              14.17%
As Agent Omnibus A/C For
Exclusive Benefit of Customers
999 3rd Ave Suite 4300
Seattle, WA  98104-4081

Robertson Stephens & Co.     388,680,604              21.28%
555 California St #2600
San Francisco, CA  94104-1502

Pershing As Agent            520,170,310              28.48%
Omnibus Account
For Exclusive Benefit of Customers
1 Pershing Plaza
Jersey City, NJ  07399-0022

         Shareholder Liability. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that the Trustees use their best efforts to ensure that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or officers of the Trust. The Agreement and Declaration of Trust provides for indemnification out of the property of the Fund for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. In the view of the Adviser, such risk is not material.

         Legal Matters. The legality of the shares offered hereby has been passed upon by Seward & Kissel LLP, New York, New York, counsel for the Trust and the Adviser. Seward & Kissel LLP has relied upon the opinion of Sullivan & Worcester, Boston, Massachusetts, for matters relating to Massachusetts law.

         Accountants. The Fund's independent accountants for the fiscal year ending June 30, 2001 are PricewaterhouseCoopers LLP.
Prior to June 30, 2000 the accountants were McGladrey & Pullen
LLP.

         Yield Quotations. Advertisements containing yield quotations for the Fund may from time to time be sent to investors or placed in newspapers, magazines or other media on behalf of the Fund. These advertisements may quote performance rankings, ratings or data from independent organizations or financial publications such as Lipper Analytical Services, Inc., Morningstar, Inc., IBC's Money Fund Report, IBC's Money Market Insight or Bank Rate Monitor or compare the Fund's performance to bank money market deposit accounts, certificates of deposit or various indices. Such yield quotations are calculated in accordance with the standardized method referred to in Rule 482 under the Securities Act of 1933. Yield quotations are thus determined by (i) computing the net changes over a seven-day period, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of such period, (ii) dividing the net change in account value by the value of the account at the beginning of such period, and (iii) multiplying such base period return by (365/7)--with the resulting yield figure carried to the nearest hundredth of one percent. The Fund's effective annual yield represents a compounding of the annualized yield according to the following formula:

effective yield = [(base period return + 1)365/7] - 1.

         Additional Information. This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Trust with the Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the Commission's offices in Washington, D.C.

_______________________________________________________________

   FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT ACCOUNTANTS
______________________________________________________________

         The financial statements and the report of PricewaterhouseCoopers LLP of Alliance Money Reserves are incorporated herein by reference to its annual report filing made with the SEC pursuant to Section 30(b) of the Act and Rule 30b2-1 thereunder. The annual report is dated June 30, 2000 and was filed on August 29, 2000. It is available without charge upon request by calling Alliance Fund Services, Inc. at (800) 227-4618. The Fund's financial statements include the financial statements of each of the Fund's portfolios.

________________________________________________________________

                            APPENDIX
________________________________________________________________

Prime-1, Prime-2, A-1, A-2, Fitch-1, Fitch-2,
Duff 1 and Duff 2 Commercial Paper Ratings

         The Fund will invest only in paper maintaining a high quality rating.

         "Prime-1" is the highest commercial paper rating assigned by Moody's Investors Services, Inc. ("Moody's"), and indicates superior ability for repayment of senior short-term debt obligations. "Prime-2" is the second highest, and denotes a strong, but somewhat lesser degree of assurance. Commercial paper issuers rated "Prime" have the following characteristics: their short-term debt obligations carry the smallest degree of investment risk; margins of support for current indebtedness are large or stable with cash flow and asset protection well assured; current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available; and while protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

         Commercial paper issuers rate "A" by Standard & Poor's have the following characteristics: liquidity ratios are better than industry average; long term debt is "A" or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow are in an upward trend; and typically, the issuer is a strong company in a well-established industry with superior management. Standard & Poor's uses the numbers 1+, 1, 2 and 3 to denote relative strength within its highest classification of "A". The numbers 1 and 2 indicate the relative degree of safety regarding timely payment with "A-1" paper being somewhat higher than "A-3".

         Commercial paper rated "Fitch-1" is considered to be the highest grade paper and is regarded as having the strongest degree of assurance for timely payment. "Fitch-2" is considered very good grade paper and reflects an assurance of timely payment only slightly less in degree than the strongest issue.

         Commercial paper issues rated "Duff 1" by Duff & Phelps, Inc. have the following characteristics: very high certainty of timely payment, excellent liquidity factors supported by strong fundamental protection factors, and risk factors which are very small. Issues rated "Duff 2" have a good certainty of timely payment, sound liquidity factors and company fundamentals, small risk factors, and good access to capital markets.

         Bonds rated "AAA" and "Aaa" have the highest ratings assigned to debt obligations by Standard & Poor's and Moody's, respectively. Standard & Poor's "AAA" rating indicates an extremely strong capacity to pay principal and interest. Bonds rated "AA" by Standard & Poor's also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree. Standard & Poor's "A" rated bonds have a strong capacity to pay interest and repay principal but are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than are higher rated bonds.

         Moody's "Aaa" rating indicates the ultimate degree of protection as to principal and interest. Moody's "Aa" rated bonds, though also high-grade issues, are rated lower than "Aaa" bonds because margins of protection may not be as large, fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appeal somewhat larger. Moody's "A" rated bonds are considered upper medium grade obligations possessing many favorable investment attributes. Although factors giving security to principal and interest are considered adequate, elements may exist which suggest that the bonds may be susceptible to impairment sometime in the future.

                             PART C
                        OTHER INFORMATION

ITEM 23. Exhibits

         (a) (1) Declaration of Trust of the Registrant - Incorporated by reference to Exhibit No. 1 to Post-Effective Amendment No. 31 of Registrant's Registration Statement on Form N-1A (File Nos. 2-61564 and 811-2835) filed with the Securities and Exchange Commission on October 28, 1997.

              (2) Certificate of Designation, dated February 13, 1989 - Incorporated by reference to Exhibit
                   (a)(2) to Post-Effective Amendment No. 33 of
                   Registrant's Registration Statement on Form
                   N-1A (File Nos. 2-61564 and 811-2835) filed
                   with the Securities and Exchange Commission of August 31, 1999.

         (b) By-Laws of the Registrant - Incorporated by reference to Exhibit No. 2 to Post-Effective Amendment No. 31 of Registrant's Registration Statement on Form N-1A (File Nos. 2-61564 and 811-
              2835) filed with the Securities and Exchange
              Commission on October 30, 1997.

         (c)  Not applicable.

         (d) Advisory Agreement between the Registrant and Alliance Capital Management L.P. - Incorporated by reference to Exhibit No. 5 to Post-Effective Amendment No. 31 of Registrant's Registration Statement on Form N-1A (File Nos. 2-61564 and 811-
              2835) filed with the Securities and Exchange
              Commission on October 30, 1997.

         (e) Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc., as amended January 1, 1998 - Incorporated by reference to Exhibit No. 6 to Post-Effective Amendment No. 32 of Registrant's Registration Statement on Form N-1A (File Nos. 2-61564 and 811-2835) filed with the Securities and Exchange Commission on October 28, 1998.

         (f)  Not applicable.

         (g) Custodian Contract between the Registrant and State Street Bank and Trust Company - Incorporated by reference to Exhibit No. 8 to Post-Effective Amendment No. 31 of Registrant's Registration Statement on Form N-1A (File Nos. 2-61564 and 811-
              2835) filed with the Securities and Exchange
              Commission on October 30, 1997.

         (h) Transfer Agency Agreement between the Registrant and Alliance Fund Services, Inc. - Incorporated by reference to Exhibit No. 9 to Post-Effective Amendment No. 31 of Registrant's Registration Statement on Form N-1A (File Nos. 2-61564 and 811-
              2835) filed with the Securities and Exchange
              Commission on October 30, 1997.

         (i)  Opinion of Seward & Kissel LLP - Filed herewith.

         (j) Consent of Independent Accountants - Filed herewith.

         (k)  Not applicable.

         (l)  Not applicable.

         (m)  Rule 12b-1 Plan - See Exhibit (e) hereto.

         (n)  Not applicable.

         (p)  Not applicable.

    Other Exhibits:

              Powers of Attorney of: John D. Carifa, Sam Y. Cross, Charles H.P. Duell, William H. Foulk, Jr., David K. Storrs, Shelby White, Dave H. Williams - Incorporated by reference to Other Exhibits to Post-Effective Amendment No. 32 of Registrant's Registration Statement on Form N-1A (File Nos. 2-61564 and 811-2835) filed with the Securities and Exchange Commission on October 28, 1998.


ITEM 24. Persons Controlled by or Under Common Control with
         Registrant.

         None.

ITEM 25. Indemnification

         It is the Registrant's policy to indemnify its trustees and officers, employees and other agents as set forth in
         Article V of Registrant's Agreement and Declaration of

         Trust, filed as Exhibit (a) in response to Item 23 and
         Section 7 of the Distribution Agreement filed as Exhibit
         (e) in response to Item 23, all as set forth below. The liability of the Registrant's trustees and officers is also dealt with in Article V of Registrant's Agreement and Declaration of Trust. The Adviser's liability for loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Advisory Agreement filed as Exhibit (d) in response to Item 23, as set forth below.

         Article V of Registrant's Agreement and Declaration of
         Trust reads as follows:

         Section 5.1 - No Personal Liability of Shareholders,
         Trustees, etc.
         No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property, including the property of any series of the Trust, or the acts, obligations or affairs of the Trust or any series thereof. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than the Trust or applicable series thereof or its Shareholders, in connection with Trust Property or the property of any series thereof or the affairs of the Trust or any series thereof, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and all such Persons shall look solely to the Trust Property or the property of the appropriate series of the Trust for satisfaction of claims of any nature arising in connection with the affairs of the Trust or any series thereof. If any Shareholder, Trustee, officer, employee or agent, as such, of the Trust is made a party to any suit or proceeding to enforce any such liability, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability, provided that any such expenses shall be paid solely out of the funds and property of the series of the Trust with respect to which such Shareholder's Shares are issued. The rights accruing to a Shareholder under this Section 5.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though no specifically provided herein.

         Section 5.2 - Non-Liability of Trustees, etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties.

         Section 5.3 - Indemnification.
         (a) The Trustees shall provide for indemnification by the Trust (or by the appropriate series thereof) of every person who is, or has been, a Trustee or officer of the Trust against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof, in such manner as the Trustees may provide from time to time in the By-Laws.

         (b)  The words "claim," "action," "suit," or
         "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         Section 5.4 - No Bond Required of Trustees. No Trustee shall be obligated to give any bond or other security for performance of any of his duties hereunder.

         Section 5.5 - No Duty of Investigation; Notice in Trust Instruments, Insurance. No purchaser, lender, transfer agent or other Person dealing with the Trustees or any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, instrument, certificate, Share, other security of the Trust or undertaking, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively presumed to have been executed or done by the executors thereof only in their capacity as Trustees under the Declaration or in their capacity as officers, employees or agents of the Trust. Every written obligation, contract, instrument, certificate, Share, other security of the Trust or undertaking made or issued by the Trustees shall recite that the same is executed or made by them not individually, but as Trustees under the Declaration, and that the obligations of any such instrument are not binding upon any of the Trustees or Shareholders, individually, but bind only the Trust Property or the property of the appropriate series of the Trust, and may contain any further recital which they or he may deem appropriate, but the omission of such recital shall not operate to bind the Trustees or Shareholders individually. The Trustees shall at all times maintain insurance for the protection of the Trust Property, its Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the Trustees in their sole judgment shall deem advisable.

         Section 5.6 - Reliance on Experts, etc. Each Trustee and officer or employee of the Trust shall, in the performance of his duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel or upon reports made to the Trust by any of its officers or employees or by the Investment Adviser, the Distributor, Transfer Agent, selected dealers, accountants, appraisers or other experts or consultants selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

         The Advisory Agreement between Registrant and Alliance Capital Management L.P. provides that Alliance Capital Management L.P. will not be liable under such agreement for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein shall be deemed to protect, or purport to protect, Alliance Capital Management L.P. against any liability to Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its obligations and duties thereunder.

         The Distribution Agreement between the Registrant and Alliance Fund Distributors, Inc. provides that the Registrant will indemnify, defend and hold Alliance Fund Distributors, Inc., and any person who controls it within the meaning of Section 15 of the Investment Company Act of 1940, free and harmless from and against any and all claims, demands, liabilities and expenses which Alliance Fund Distributors, Inc. or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in Registrant's Registration Statement or Prospectus or Statement of Additional Information or arising out of, or based upon any alleged omission to state a material fact required to be stated in or necessary to make the statements in either thereof not misleading; provided, however that nothing therein shall be so construed as to protect Alliance Fund Distributors, Inc. against any liability to Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its obligations and duties thereunder.

         The foregoing summaries are qualified by the entire text of Registrant's Agreement and Declaration of Trust, the Advisory Agreement between Registrant and Alliance Capital Management L.P. and the Distribution Agreement between Registrant and Alliance Fund Distributors, Inc.

         Insofar as indemnification for liabilities arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         In accordance with Release No. IC-11330 (September 2,
         1980) the Registrant will indemnify its directors, officers, investment manager and principal underwriters only if (1) a final decision on the merits was issued by the court or other body before whom the proceeding was brought that the person to be indemnified (the "indemnitee") was not liable by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct") or (2) a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable of disabling conduct, by (a) the vote of a majority of a quorum of the directors who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party directors"), or
         (b) an independent legal counsel in a written opinion. The Registrant will advance attorneys fees or other expenses incurred by its directors, officers, investment adviser or principal underwriters in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification and, as a condition to the advance, (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

         The Registrant participates in a joint directors and officers liability insurance policy issued by the ICI Mutual Insurance Company. Coverage under this policy has been extended to directors, trustees and officers of the investment companies managed by Alliance Capital Management L.P. Under this policy, outside trustees and directors would be covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each investment company.

ITEM 26. Business and Other Connections of Investment Adviser.

         The descriptions of Alliance Capital Management L.P. under the caption "The Adviser" in the Prospectus and "Management of the Fund" in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

         The information as to the directors and executive officers of Alliance Capital Management Corporation, the general partner of Alliance Capital Management L.P., set forth in Alliance Capital Management L.P.'s Form ADV filed with the Securities and Exchange Commission on April 21, 1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference.

ITEM 27. Principal Underwriters

         (a)  Alliance Fund Distributors, Inc., the Registrant's
              Principal Underwriter in connection with the sale of shares of the Registrant. Alliance Fund
              Distributors, Inc. also acts as Principal
              Underwriter or Distributor for the following investment companies:

              AFD Exchange Reserves
              Alliance All-Asia Investment Fund, Inc.
              Alliance Balanced Shares, Inc.
              Alliance Bond Fund, Inc.
              Alliance Capital Reserves
              Alliance Disciplined Value Fund, Inc.
              Alliance Global Dollar Government Fund, Inc.
              Alliance Global Small Cap Fund, Inc.
              Alliance Global Strategic Income Trust, Inc.
              Alliance Government Reserves
              Alliance Greater China '97 Fund, Inc.
              Alliance Growth and Income Fund, Inc.
              Alliance Health Care Fund, Inc.
              Alliance High Yield Fund, Inc.
              Alliance Institutional Funds, Inc.
              Alliance Institutional Reserves, Inc.
              Alliance International Fund
              Alliance International Premier Growth Fund, Inc. Alliance Limited Maturity Government Fund, Inc. Alliance Money Market Fund
              Alliance Mortgage Securities Income Fund, Inc. Alliance Multi-Market Strategy Trust, Inc. Alliance Municipal Income Fund, Inc.
              Alliance Municipal Income Fund II
              Alliance Municipal Trust
              Alliance New Europe Fund, Inc.
              Alliance North American Government Income

               Trust, Inc.
              Alliance Premier Growth Fund, Inc.
              Alliance Quasar Fund, Inc.
              Alliance Real Estate Investment Fund, Inc.
              Alliance Select Investor Series, Inc.
              Alliance Technology Fund, Inc.
              Alliance Utility Income Fund, Inc.
              Alliance Variable Products Series Fund, Inc.
              Alliance Worldwide Privatization Fund, Inc.
              The Alliance Fund, Inc.
              The Alliance Portfolios

         (b) The following are the Directors and Officers of Alliance Fund Distributors, Inc., the principal place of business of which is 1345 Avenue of the Americas, New York, New York, 10105.

                              POSITIONS AND              POSITIONS AND
                              OFFICES WITH               OFFICES WITH
NAME                          UNDERWRITER                REGISTRANT

Michael J. Laughlin           Director and Chairman

John D. Carifa                Director                   [President],
                                                         Director/Trustee

Robert L. Errico              Director and President

Geoffrey L. Hyde              Director and Senior Vice
                              President

Dave H. Williams              Director

David Conine                  Executive Vice President

Richard K. Saccullo           Executive Vice President

Edmund P. Bergan, Jr.         Senior Vice President,     Secretary Clerk
                              General Counsel and
                              Secretary

Richard A. Davies             Senior Vice President
                              Managing Director

Robert H. Joseph, Jr.         Senior Vice President and
                              Chief Financial Officer

Anne S. Drennan               Senior Vice President &
                              Treasurer

Benji A. Baer                 Senior Vice President

John R. Bonczek               Senior Vice President

Karen J. Bullot               Senior Vice President

John R. Carl                  Senior Vice President

James S. Comforti             Senior Vice President

James L. Cronin               Senior Vice President

Byron M. Davis                Senior Vice President

Mark J. Dunbar                Senior Vice President

Donald N. Fritts              Senior Vice President

Andrew L. Gangolf             Senior Vice President      Assistant
                              and Assistant General      Secretary/
                              Counsel                    Assistant Clerk

Bradley F. Hanson             Senior Vice President

George H. Keith               Senior Vice President

Richard E. Khaleel            Senior Vice President

Stephen R. Laut               Senior Vice President

Susan L. Matteson-King        Senior Vice President

Daniel D. McGinley            Senior Vice President

Antonios G. Poleondakis       Senior Vice President

Robert E. Powers              Senior Vice President

Domenick Pugliese             Senior Vice President      Assistant
                              and Assistant General      Secretary/
                              Counsel                    Assistant Clerk

Kevin A. Rowell               Senior Vice President

John P. Schmidt               Senior Vice President

Raymond S. Sclafani           Senior Vice President

Gregory K. Shannahan          Senior Vice President

Scott C. Sipple               Senior Vice President

Joseph F. Sumanski            Senior Vice President

Peter J. Szabo                Senior Vice President

William C. White              Senior Vice President

Richard A. Winge              Senior Vice President

Emilie D. Wrapp               Senior Vice President and
                              Assistant General Counsel

Gerard J. Friscia             Vice President &
                              Controller

Ricardo Arreola               Vice President

Kenneth F. Barkoff            Vice President

Adam J. Barnett               Vice President

Charles M. Barrett            Vice President

Matthew F. Beaudry            Vice President

(R)Leo Benitez                Vice President

Gregory P. Best               Vice President

Dale E. Boyd                  Vice President

Robert F. Brendli             Vice President

Christopher L. Butts          Vice President

Thomas C. Callahan            Vice President

Kevin T. Cannon               Vice President

John M. Capeci                Vice President

John P. Chase                 Vice President

Doris T. Ciliberti            Vice President

William W. Collins, Jr.       Vice President

Leo H. Cook                   Vice President

Russell R. Corby              Vice President

John W. Cronin                Vice President

Robert J. Cruz                Vice President

Richard W. Dabney             Vice President

Daniel J. Deckman             Vice President

Sherry V. Delaney             Vice President

Richard P. Dyson              Vice President

John C. Endahl                Vice President

John E. English               Vice President

Sohaila S. Farsheed           Vice President

Daniel J. Frank               Vice President

Shawn C. Gage                 Vice President

Joseph C. Gallagher           Vice President

Michael J. Germain            Vice President

Mark D. Gersten               Vice President             Treasurer and
                                                         Chief Financial
                                                         Officer

Hyman Glasman                 Vice President

John Grambone                 Vice President

Charles M. Greenberg          Vice President

Alan Halfenger                Vice President

William B. Hanigan            Vice President

Michael S. Hart               Vice President

Scott F. Heyer                Vice President

Timothy A. Hill               Vice President

Brian R. Hoegee               Vice President

George R. Hrabovsky           Vice President

Michael J. Hutten             Vice President

Scott Hutton                  Vice President

Oscar J. Isoba                Vice President

Richard D. Keppler            Vice President

Richard D. Kozlowski          Vice President

Daniel W. Krause              Vice President

Donna M. Lamback              Vice President

P. Dean Lampe                 Vice President

Henry Michael Lesmeister      Vice President

Eric L. Levinson              Vice President

James M. Liptrot              Vice President

James P. Luisi                Vice President

Michael F. Mahoney            Vice President

Kathryn Austin Masters        Vice President

Shawn P. McClain              Vice President

David L. McGuire              Vice President

Jeffrey P. Mellas             Vice President

Michael V. Miller             Vice President

Thomas F. Monnerat            Vice President

Timothy S. Mulloy             Vice President

Joanna D. Murray              Vice President

Michael F. Nash, Jr.          Vice President

Timothy H. Nasworthy          Vice President

Nicole Nolan-Koester          Vice President

Daniel A. Notto               Vice President

Peter J. O'Brien              Vice President

John C. O'Connell             Vice President

John J. O'Connor              Vice President

Daniel P. O'Donnell           Vice President

Richard J. Olszewski          Vice President

Catherine N. Peterson         Vice President

Jeffrey R. Petersen           Vice President

James J. Posch                Vice President

Bruce W. Reitz                Vice President

Jeffrey B. Rood               Vice President

Karen C. Satterberg           Vice President

Robert C. Schultz             Vice President

Richard J. Sidell             Vice President

Clara Sierra                  Vice President

Teris A. Sinclair             Vice President

Jeffrey C. Smith              Vice President

David A. Solon                Vice President

Martine H. Stansbery, Jr.     Vice President

Eileen Stauber                Vice President

Michael J. Tobin              Vice President

Joseph T. Tocyloski           Vice President

Benjamin H. Travers           Vice President

David R. Turnbough            Vice President

Andrew B. Vaughey             Vice President

Wayne W. Wagner               Vice President

Mark E. Westmoreland          Vice President

Paul C. Wharf                 Vice President

Stephen P. Wood               Vice President

Keith A. Yoho                 Vice President

Michael W. Alexander          Assistant Vice President

Richard J. Appaluccio         Assistant Vice President

Paul G. Bishop                Assistant Vice President

Mark S. Burns                 Assistant Vice President

Maria L. Carreras             Assistant Vice President

Judith A. Chin                Assistant Vice President

Jorge Ciprian                 Assistant Vice President

William P. Condon             Assistant Vice President

Jean A. Coomber               Assistant Vice President

Dorsey Davidge                Assistant Vice President

Ralph A. DiMeglio             Assistant Vice President

Faith C. Deutsch              Assistant Vice President

Timothy J. Donegan            Assistant Vice President

Joan Eilbott                  Assistant Vice President

Adam E. Engelhardt            Assistant Vice President

Michael J. Eustic             Assistant Vice President

Michele Grossman              Assistant Vice President

Arthur F. Hoyt, Jr.           Assistant Vice President

David A. Hunt                 Assistant Vice President

Theresa Iosca                 Assistant Vice President

Erik A. Jorgensen             Assistant Vice President

Eric G. Kalender              Assistant Vice President

Elizabeth E. Keefe            Assistant Vice President

Edward W. Kelly               Assistant Vice President

Victor Kopelakis              Assistant Vice President

Jeffrey M. Kusterer           Assistant Vice President

Alexandra C. Landau           Assistant Vice President

Laurel E. Lindner             Assistant Vice President

Evamarie C. Lombardo          Assistant Vice President

Amanda C. McNichol            Assistant Vice President

Richard F. Meier              Assistant Vice President

Charles B. Nanick             Assistant Vice President

Alex E. Pady                  Assistant Vice President

Raymond E. Parker             Assistant Vice President

Wandra M. Perry-Hartsfield    Assistant Vice President

Rizwan A. Raja                Assistant Vice President

Carol H. Rappa                Assistant Vice President

Brendan J. Reynolds           Assistant Vice President

James A. Rie                  Assistant Vice President

Lauryn A. Rivello             Assistant Vice President

Christina Santiago            Assistant Vice             Assistant Vice
                              President and Counsel      President and
                              and Counsel                Counsel

Nancy D. Testa                Assistant Vice President

Margaret M. Tompkins          Assistant Vice President

Marie R. Vogel                Assistant Vice President

Nina C. Wilkinson             Assistant Vice President

Wesley S. Williams            Assistant Vice President

Matthew Witschel              Assistant Vice President

Mark R. Manley                Assistant Secretary


    (c)  Not applicable.


ITEM 28. Location of Accounts and Records.

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of Alliance Fund Services, Inc. 500 Plaza Drive, Secaucus, New Jersey 07094 and at the offices of State Street Bank and Trust Company, the Registrant's Custodian, 225 Franklin Street, Boston, Massachusetts 02110. All other records so required to be maintained are maintained at the offices of Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105.

ITEM 29. Management Services.

              Not applicable.

ITEM 30. Undertakings.

         The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest report to shareholders, upon request and without charge.

                            SIGNATURE

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 27th day of October, 2000.

                                       ALLIANCE CAPITAL RESERVES
                                       by/s/ Ronald M. Whitehill
                                         ________________________
                                             Ronald M. Whitehill
                                                President

    Pursuant to the requirements of the Securities Act of l933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

    Signature                Title               Date

1)  Principal
    Executive Officer

    /s/ Ronald M. Whitehill    President        October 27, 2000
    _______________________
    Ronald M. Whitehill

2)  Principal Financial and
    Accounting Officer

    /s/ Mark D. Gersten          Treasurer and  October 27, 2000
    ___________________          Chief Financial
     Mark D. Gersten             Officer

3)  All of the Trustees
    ___________________

    John D. Carifa           David K. Stoors
    Sam Y. Cross             Shelby White
    Charles H.P. Duell       Dave H. Williams
    William H. Foulk, Jr.

    by/s/ Edmund P. Bergan, Jr                  October 27, 2000
    __________________________
       (Attorney-in-fact)
      Edmund P. Bergan, Jr.

                        Index to Exhibits


                                                             Page
(i)      Opinion of Seward & Kissel LLP
(j)      Consent of Independent Accountants















































                              C-20
00250122.AO4